UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ginnie Mae Fund

October 31, 2004

MOG-QTLY-1204

1.809097.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 87.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.7%
4.5% 6/1/33 to 10/1/33	$140,473	$136,607
5% 10/1/17 to 9/1/18	27,704	28,311
6.5% 10/1/17 to 12/1/24	10,934	11,572
7% 11/1/16 to 3/1/17	3,721	3,950
7.5% 1/1/07 to 4/1/17	8,236	8,718
8.5% 12/1/27	781	864
9.5% 9/1/30	739	816
10.25% 10/1/18	73	81
11.5% 5/1/14 to 9/1/15	51	58
12.5% 11/1/13 to 7/1/16	145	165
13.25% 9/1/11	93	109
		191,251
Freddie Mac - 1.6%
4% 11/1/19 (a)	64,378	63,231
8.5% 6/1/08 to 6/1/25	116	126
9% 7/1/08 to 7/1/21	569	612
9.5% 7/1/30 to 8/1/30	222	245
9.75% 12/1/08 to 4/1/13	41	45
10% 1/1/09 to 11/1/20	1,043	1,156
10.25% 2/1/09 to 11/1/16	522	574
10.5% 5/1/10	10	11
11.25% 2/1/10	30	33
11.75% 11/1/11	17	19
12% 5/1/10 to 2/1/17	132	150
12.5% 11/1/12 to 5/1/15	200	228
13% 5/1/14 to 11/1/14	23	27
13.5% 1/1/13 to 12/1/14	8	10
		66,467
Government National Mortgage Association - 81.4%
3.5% 3/20/34	1,314	1,174
4% 11/20/33	1,931	1,804
4.5% 12/20/32 to 4/20/34	241,443	235,689
4.5% 9/20/34 (c)	9,977	10,049
5% 4/15/24 to 7/20/34	1,122,385	1,126,966
5% 11/1/34 (a)(b)	121,000	121,303
5.5% 12/20/18 to 3/20/34	366,475	375,169
6% 12/20/23 to 9/20/34	643,193	668,940
6.5% 4/15/23 to 9/20/34 (a)	394,931	417,722
7% 3/15/22 to 9/20/34	211,841	226,212
7% 11/1/34 (a)	3,015	3,217
7.25% 4/15/05 to 12/15/30	800	859
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 4/15/06 to 9/20/32	$74,007	$79,859
8% 2/15/05 to 7/15/32	28,563	31,184
8.5% 2/15/05 to 2/15/31	9,479	10,444
9% 1/15/05 to 6/15/30	3,808	4,282
9.5% 12/20/15 to 8/20/17	1,232	1,381
10% 6/15/05	1	1
10.5% 1/15/14 to 9/15/19	1,080	1,218
13% 2/15/11 to 1/15/15	258	297
13.5% 7/15/10 to 1/15/15	54	61
		3,317,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,501,896)		3,575,549
Collateralized Mortgage Obligations - 9.4%

Private Sponsor - 0.1%
United States Department of Veterans Affairs guaranteed REMIC pass thru certificates Series 1997-1 Class 2K, 7.5% 10/15/09	2,798	2,805
U.S. Government Agency - 9.3%
Fannie Mae target amortization class Series G94-2 Class D, 6.45% 1/25/24	8,879	9,222
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-8 Class QC, 5% 8/25/14	5,000	5,120
sequential pay:
Series 2002-63 Class LA, 5.5% 10/25/16	5,117	5,244
Series 2003-1 Class HB, 5% 9/25/16	14,400	14,745
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	9,692	10,256
Series 2435 Class GD, 6.5% 2/15/30	1,917	1,925
Series 40 Class K, 6.5% 8/17/24	2,300	2,473
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	5,293	4,774
Series FHR 2809 Class UB, 4% 9/15/17	8,452	8,227
Series 2750 Class CZ, 5% 11/15/32	491	491
Series 2764 Class ZB, 5% 3/15/33	123	123
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2003-29 Class FX, 3.4388% 4/16/33 (c)	$272	$273
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	2,493	2,670
Series 2000-26 Class PK, 7.5% 9/20/30	9,143	9,487
Series 2000-5 Class PD, 7.5% 4/16/29	2,810	2,839
Series 2001-13 Class PC, 6.5% 12/20/28	7,220	7,319
Series 2001-45 Class GC, 6.5% 10/20/30	4,063	4,099
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,489
Class TA, 6% 12/20/30	2,672	2,698
Series 2001-60 Class PD, 6% 10/20/30	15,041	15,453
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,628
Series 2002-19 Class PE, 6% 10/20/30	20,573	20,771
Series 2002-4 Class TB, 6.5% 3/20/31	1,194	1,207
Series 2002-5 Class PD, 6.5% 5/16/31	33,139	34,079
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	28,046	1,605
Series 2003-19:
Class IG, 5.5% 1/16/24 (d)	2,478	79
Class IL, 5.5% 12/16/25 (d)	3,318	244
Series 2003-20:
Class AI, 5.5% 6/16/22 (d)	10,629	162
Class BI, 5.5% 5/16/27 (d)	22,423	1,729
Series 2003-26 Class PI, 5.5% 1/16/32 (d)	58,532	8,502
Series 2003-29:
Class IB, 5.5% 11/16/24 (d)	39,232	1,364
Class IG, 5.5% 11/16/24 (d)	3,682	238
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	55,479	4,761
Series 2003-33 Class NI, 5.5% 2/16/26 (d)	57,979	2,412
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	53,577	5,131
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	22,656	1,675
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	40,669	3,213
Class IP, 5.5% 10/16/25 (d)	6,223	331
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	5,026	244
Series 2004-19 Class DP, 5.5% 3/20/34	3,895	4,089
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,355
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	2,074	2,177
Series 1998-23 Class ZB, 6.5% 6/20/28	51,990	54,140
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
sequential pay: - continued
Series 2000-12 Class B, 7.5% 12/16/28	$240	$240
Series 2001-15 Class VB, 6.5% 4/20/19	14,104	14,510
Series 2002-29 Class SK, 8.25% 5/20/32 (c)	1,210	1,271
Series 2002-41:
Class HB, 6% 8/16/27	1,228	1,232
Class VD, 6% 4/16/13	8,467	8,772
Series 2002-42 Class AD, 6% 12/20/28	1,487	1,488
Series 2002-49 Class ZH, 6.5% 2/20/31	29,188	29,944
Series 2002-54 Class GA, 6.5% 7/20/31	13,322	13,578
Series 2003-7 Class VP, 6% 11/20/13	6,657	7,042
Series 1995-6 Class Z, 7% 9/20/25	5,934	6,243
Series 2004-33 Class TA, 8/20/33 (e)	4,261	3,977
TOTAL U.S. GOVERNMENT AGENCY		380,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $392,471)		383,165
Commercial Mortgage Securities - 2.7%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.4899% 2/17/24 (c)	11,714	12,648
Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	76,926	1,400
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9361% 1/17/38 (c)(d)	56,221	2,192
Series 1998-M4 Class N, 1.3264% 2/25/35 (c)(d)	33,201	1,323
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.6569% 9/16/41 (c)(d)	230,512	13,894
Series 2001-12 Class X, 1.229% 7/16/40 (c)(d)	94,308	4,439
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 2.0364% 9/16/42 (c)(d)	140,887	12,410
Series 2002-62 Class IO, 2.0896% 8/16/42 (c)(d)	117,015	10,248
Series 2002-85 Class X, 2.3044% 3/16/42 (c)(d)	103,893	10,511
Series 2003-22 Class XA, 0.2429% 2/16/43 (c)(d)	284,742	18,375
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities: - continued
Series 2003-36 Class XA, 0.2815% 3/16/43 (d)	$318,942	$20,519
Series 2003-47 Class XA, 0.237% 6/16/43 (c)(d)	45,592	2,456
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $130,558)		110,415
Cash Equivalents - 5.9%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $242,682)	$242,720	242,682
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $4,267,607)		4,311,811
NET OTHER ASSETS - (5.7)%		(234,175)
NET ASSETS - 100%		$4,077,636
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)A portion of the security is subject to a forward commitment to sell.
(c)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e)Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $4,270,877,000. Net unrealized appreciation aggregated $40,934,000, of which $75,416,000 related to appreciated investment securities and $34,482,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Ultra-Short Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

AUSB-QTLY-1204

1.809541.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
2.34% 5/24/06 (f)	$800,000	$804,139
2.3425% 9/10/07 (f)	630,000	630,414
2.71% 8/8/06 (f)	600,000	607,231
		2,041,784
Media - 0.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	968,418
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	484,319
Liberty Media Corp. 3.38% 9/17/06 (f)	2,350,000	2,376,696
		3,829,433
TOTAL CONSUMER DISCRETIONARY		5,871,217
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	307,355
ENERGY - 0.3%
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,037,027
Enterprise Products Operating LP 4% 10/15/07 (b)	670,000	675,277
Pemex Project Funding Master Trust 3.54% 1/7/05 (b)(f)	150,000	151,200
		1,863,504
FINANCIALS - 1.2%
Capital Markets - 0.0%
State Street Capital Trust II 2.2113% 2/15/08 (f)	300,000	301,589
Consumer Finance - 0.4%
General Motors Acceptance Corp.:
3.08% 9/23/08 (f)	1,500,000	1,483,434
3.3288% 10/20/05 (f)	1,000,000	1,004,111
6.125% 9/15/06	25,000	25,948
6.75% 1/15/06	205,000	212,161
		2,725,654
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	414,342
Real Estate - 0.6%
Arden Realty LP 8.875% 3/1/05	500,000	510,026
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Duke Realty LP 6.875% 3/15/05	$300,000	$304,766
Regency Centers LP 7.125% 7/15/05	400,000	412,040
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,651,273
		3,878,105
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 2.28% 6/2/06 (f)	500,000	502,108
TOTAL FINANCIALS		7,821,798
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,750,500
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	2,059,869
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	2,027,195
France Telecom SA 7.95% 3/1/06 (a)	440,000	468,091
GTE Corp. 6.36% 4/15/06	1,000,000	1,049,872
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,027,992
7.125% 1/30/06	500,000	525,902
Telefonica Europe BV 7.35% 9/15/05	500,000	520,465
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,098,776
		8,778,162
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	953,275
TOTAL TELECOMMUNICATION SERVICES		9,731,437
UTILITIES - 0.8%
Electric Utilities - 0.7%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,047,664
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,207,335
		4,254,999
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$675,000	$707,493
TOTAL UTILITIES		4,962,492
TOTAL NONCONVERTIBLE BONDS (Cost $32,233,412)		32,308,303
U.S. Government Agency Obligations - 5.4%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,963,620
6.25% 3/22/12	2,995,000	3,038,095
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,969,111
1.35% 4/29/05	10,000,000	9,955,150
Freddie Mac 0% 4/19/05 (d)	2,000,000	1,980,096
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,020,872)		34,906,072
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.5%
5.5% 11/1/16 to 2/1/19	6,216,490	6,447,702
6.5% 7/1/16 to 8/1/32	627,290	663,176
7% 8/1/17 to 5/1/32	2,145,161	2,277,917
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,343,500)		9,388,795
Asset-Backed Securities - 22.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.2325% 7/25/34 (f)	905,135	905,093
Series 2004-3:
Class 2A4, 2.2825% 10/25/34 (f)	1,200,000	1,198,936
Class 2M3, 3.0525% 10/25/34 (f)	210,000	210,110
Class 2M4, 3.2825% 10/25/34 (f)	85,000	85,080
ACE Securities Corp.:
Series 2002-HE2 Class M1, 2.7825% 8/25/32 (f)	175,000	176,128
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (f)	145,000	147,428
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HE1:
Class A2, 2.3425% 11/25/33 (f)	$479,647	$480,472
Class M1, 2.5825% 11/25/33 (f)	120,000	120,472
Class M2, 3.6325% 11/25/33 (f)	75,000	76,290
Series 2003-HS1:
Class M1, 2.6825% 6/25/33 (f)	50,000	50,173
Class M2, 3.6825% 6/25/33 (f)	50,000	50,731
Series 2003-NC1 Class M1, 2.7125% 7/25/33 (f)	100,000	100,753
Series 2003-TC1 Class A2, 2.3225% 6/25/33 (f)	67,856	67,993
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (f)	150,000	150,014
Class M2, 3.0325% 2/25/34 (f)	175,000	175,040
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.12% 9/15/11 (f)	410,000	410,827
Series 2004-5 Class B, 2.0825% 4/16/12 (f)	2,150,000	2,148,858
Series 2004-C Class C, 2.37% 2/15/12 (b)(f)	1,200,000	1,199,925
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 2.05% 9/12/07 (f)	237,374	237,517
Series 2002-A Class A3, 2.04% 10/12/06 (f)	50,761	50,762
Series 2003-AM Class A4B, 2.31% 11/6/09 (f)	600,000	603,352
Series 2003-BX Class A4B, 2.22% 1/6/10 (f)	140,000	140,862
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	1,001,851
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	366,417
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 2.9325% 2/25/33 (f)	105,000	105,725
Series 2002-AR1 Class M2, 3.2325% 9/25/32 (f)	490,000	492,596
Series 2003-1:
Class A2, 2.3425% 2/25/33 (f)	77,576	77,711
Class M1, 2.8325% 2/25/33 (f)	100,000	101,188
Series 2003-3 Class M1, 2.7325% 3/25/33 (f)	75,000	75,234
Series 2003-6:
Class AV3, 2.2525% 8/25/33 (f)	172,829	172,996
Class S, 5% 5/25/33 (h)	4,022,099	158,511
Series 2003-7 Class M1, 2.7825% 8/25/33 (f)	140,000	141,272
Series 2003-AR1 Class M1, 3.0825% 1/25/33 (f)	500,000	503,456
Series 2004-R2:
Class M1, 2.3625% 4/25/34 (f)	85,000	84,996
Class M2, 2.4125% 4/25/34 (f)	75,000	74,997
Series 2004-R9:
Class A3, 2.2525% 10/25/34 (f)	1,020,000	1,019,643
Class M2, 2.5825% 10/25/34 (f)	720,000	719,260
Class M4, 3.1025% 10/25/34 (f)	925,000	925,030
Asset-Backed Securities - continued
	Principal Amount	Value
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 2.6825% 8/25/32 (f)	$100,000	$100,669
Series 2002-BC7:
Class M1, 2.7325% 10/25/32 (f)	450,000	450,422
Class M2, 2.8325% 10/25/32 (f)	300,000	302,120
Series 2003-BC1 Class M2, 3.0325% 1/25/32 (f)	175,000	175,661
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.2325% 5/25/10 (b)(f)	60,923	60,923
Argent Securities, Inc.:
Series 2003-W3 Class M2, 3.7325% 9/25/33 (f)	800,000	821,736
Series 2003-W6 Class AV2, 2.3025% 1/25/34 (f)	582,971	583,475
Series 2004-W7:
Class M1, 2.4825% 5/25/34 (f)	305,000	304,986
Class M2, 2.5325% 5/25/34 (f)	250,000	249,988
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 3.0825% 1/25/34 (f)	230,000	229,989
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3% 8/15/32 (f)	100,000	100,297
Series 2002-HE3 Class 2A, 2.27% 10/15/32 (f)	19,443	19,458
Series 2003-HE2:
Class A2, 2.25% 4/15/33 (f)	121,850	122,007
Class M1, 2.77% 4/15/33 (f)	1,000,000	1,009,277
Series 2003-HE3 Class A2, 2.22% 6/15/33 (f)	43,109	43,122
Series 2003-HE4:
Class A3, 2.09% 8/15/33 (f)	95,764	95,799
Class M2, 3.87% 8/15/33 (f)	285,000	290,361
Series 2003-HE5 Class A2A, 2.23% 8/15/33 (f)	209,579	209,830
Series 2003-HE6 Class M1, 2.5825% 11/25/33 (f)	215,000	215,853
Series 2003-HE7 Class A3, 2.23% 12/15/33 (f)	487,987	488,338
Series 2004-HE6 Class A2, 2.2925% 6/25/34 (f)	2,590,851	2,590,732
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	141,273	142,001
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.25% 12/15/09 (f)	465,000	467,003
Series 2002-B2 Class B2, 2.21% 5/15/08 (f)	100,000	100,179
Series 2002-B3 Class B, 2.23% 8/15/08 (f)	500,000	501,268
Series 2002-C1 Class C1, 2.83% 12/15/09 (f)	675,000	683,124
Series 2002-C2 Class C2, 2.86% 5/15/08 (f)	2,850,000	2,864,642
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.3788% 5/28/44 (f)	1,281,760	1,281,509
Bayview Financial Asset Trust Series 2000-F Class A, 2.4588% 9/28/43 (f)	327,879	328,545
Asset-Backed Securities - continued
	Principal Amount	Value
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (f)	$593,535	$594,045
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 2.69% 9/25/34 (f)	390,000	390,000
Class M3, 3% 9/25/34 (f)	265,000	265,000
Class M4, 3.15% 9/25/34 (f)	225,000	225,000
Class M5, 3.35% 9/25/34 (f)	210,000	210,000
Series 2004-FR3 Class M3, 2.99% 10/25/34 (f)	845,000	845,000
Series 2004-HE9 Class M2, 3.04% 10/25/34 (f)	490,000	490,000
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 2.34% 6/15/10 (b)(f)	244,636	245,608
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.15% 1/15/10 (f)	425,000	426,859
Series 2004-B Class A4, 1.95% 8/15/11 (f)	1,700,000	1,699,734
Capital One Master Trust:
Series 2001-1 Class B, 2.38% 12/15/10 (f)	500,000	503,345
Series 2001-8A Class B, 2.42% 8/17/09 (f)	405,000	407,893
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (f)	1,035,000	1,038,678
Series 2003-B1 Class B1, 3.04% 2/17/09 (f)	1,135,000	1,150,176
Series 2003-B6 Class B6, 2.4% 9/15/11 (f)	1,125,000	1,134,626
Series 2004-B1 Class B1, 2.31% 11/15/11 (f)	1,180,000	1,183,760
Capital Trust Ltd. Series 2004-1:
Class A2, 2.36% 7/20/39 (b)(f)	265,000	265,000
Class B, 2.66% 7/20/39 (b)(f)	140,000	140,000
Class C, 3.01% 7/20/39 (b)(f)	180,000	180,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 2.2725% 1/25/32 (f)	1,198	1,198
Series 2002-HE3:
Class M1, 3.0325% 3/25/33 (f)	299,999	305,739
Class M2, 4.1825% 3/25/33 (f)	489,999	497,718
Series 2003-HE1 Class M2, 3.8825% 8/25/33 (f)	215,000	218,702
Series 2003-HE2 Class A, 2.2825% 10/25/33 (f)	299,305	299,438
Series 2003-HE3:
Class M1, 2.6325% 11/25/33 (f)	104,999	105,705
Class M2, 3.6825% 11/25/33 (f)	80,000	81,404
Series 2003-HE4 Class A2, 2.1625% 3/25/34 (f)	653,809	654,219
Series 2004-HE2 Class M2, 3.1325% 7/26/34 (f)	175,000	174,992
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.35% 3/16/09 (f)	200,000	201,209
Series 2002-2 Class C, 2.77% 7/16/07 (f)	1,170,000	1,172,639
Series 2002-6 Class B, 2.22% 1/15/08 (f)	150,000	150,311
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Credit Card Owner Trust: - continued
Series 2004-1 Class B, 2.07% 5/15/09 (f)	$295,000	$294,982
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (f)	900,000	902,167
Series 2001-B2 Class B2, 2.3325% 12/10/08 (f)	615,000	618,506
Series 2002-B1 Class B1, 1.9% 6/25/09 (f)	655,000	656,814
Series 2002-C1 Class C1, 2.7% 2/9/09 (f)	900,000	911,463
Series 2003-C1 Class C1, 3.14% 4/7/10 (f)	1,685,000	1,722,521
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 2.8325% 6/25/31 (f)	150,315	150,497
Series 2002-6 Class AV1, 2.3625% 5/25/33 (f)	177,823	178,128
Series 2003-BC1 Class M2, 3.9325% 9/25/32 (f)	1,025,000	1,051,450
Series 2003-SD3 Class A1, 2.3525% 12/25/32 (b)(f)	121,793	122,072
Series 2004-2 Class M1, 2.4325% 5/25/34 (f)	375,000	374,983
Series 2004-3:
Class 3A4, 2.1825% 8/25/34 (f)	9,328,000	9,268,616
Class M1, 2.4325% 6/25/34 (f)	100,000	100,098
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 3.4325% 10/25/32 (f)	75,000	75,813
Series 2003-8 Class A2, 2.3225% 4/25/34 (f)	429,206	429,905
Series 2004-FRE1:
Class A2, 2.2825% 4/25/34 (f)	707,665	707,632
Class B1, 3.7325% 4/25/34 (f)	605,000	604,970
Class M3, 2.5825% 4/25/34 (f)	610,000	609,971
Discover Card Master Trust I Series 2003-4 Class B1, 2.2% 5/16/11 (f)	550,000	551,943
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	611,292	16,548
Series 2004-T5:
Class AB1, 2.1825% 5/28/35 (f)	1,835,251	1,925,007
Class AB3, 2.3245% 5/28/35 (f)	1,641,454	1,656,330
Class AB8, 2.2825% 5/28/35 (f)	1,637,699	1,736,617
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 2.6125% 11/25/33 (f)	100,000	100,723
Series 2004-1 Class M2, 3.0325% 1/25/35 (f)	300,000	300,904
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (f)	25,000	24,999
Class M4, 2.8325% 3/25/34 (f)	25,000	24,999
Class M6, 3.1825% 3/25/34 (f)	25,000	24,919
First USA Secured Note Trust Series 2001-3 Class C, 2.94% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.3% 10/15/07 (f)	650,000	653,456
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-A Class M2, 3.0825% 1/25/34 (f)	$375,000	$374,982
Series 2004-C:
Class 2A2, 2.4825% 8/25/34 (f)	1,000,000	1,006,719
Class M1, 2.5825% 8/25/34 (f)	540,000	540,000
Class M3, 3.0825% 8/25/34 (f)	1,000,000	1,000,000
GE Business Loan Trust Series 2003-1 Class A, 2.3% 4/15/31 (b)(f)	318,237	320,114
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.8% 8/15/08 (f)	80,000	80,052
Class C, 2.8% 8/15/08 (f)	295,000	296,237
Series 6 Class B, 2.06% 2/17/09 (f)	75,000	74,995
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 2.6313% 3/20/33 (f)	750,000	757,167
Series 2004-FF3 Class M2, 3.0725% 5/25/34 (f)	370,000	369,984
Series 2004-FM1:
Class M1, 2.5825% 11/25/33 (f)	195,000	194,991
Class M2, 3.3325% 11/25/33 (f)	135,000	135,931
5.5% 11/25/32 (b)	257,469	257,211
GSAMP Trust:
Series 2002-NC1 Class A2, 2.2525% 7/25/32 (f)	114,363	114,843
Series 2004-AHL:
Class A2D, 2.2% 8/25/34 (f)	3,360,000	3,360,000
Class M2, 2.99% 8/25/34 (f)	250,000	250,000
Series 2004-FM2 Class M1, 2.4325% 1/25/34 (f)	250,000	249,988
Series 2004-HE1:
Class M1, 2.4825% 5/25/34 (f)	320,000	319,985
Class M2, 3.0825% 5/25/34 (f)	150,000	148,782
Class M3, 3.3325% 5/25/34 (f)	100,000	99,198
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 3.7575% 9/20/09 (b)(f)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 2.3725% 2/25/33 (f)	21,936	21,948
Series 2002-4:
Class A3, 2.4125% 3/25/33 (f)	181,204	181,685
Class M2, 3.9825% 3/25/33 (f)	125,000	126,748
Series 2002-5:
Class A3, 2.4525% 5/25/33 (f)	289,023	290,371
Class M1, 3.1325% 5/25/33 (f)	200,000	203,935
Series 2003-1:
Class A2, 2.4025% 6/25/33 (f)	632,027	633,903
Class M1, 2.9325% 6/25/33 (f)	300,000	302,005
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-2:
Class A2, 2.3125% 8/25/33 (f)	$37,106	$37,157
Class M1, 2.8125% 8/25/33 (f)	80,000	80,870
Series 2003-3:
Class A2, 2.2925% 8/25/33 (f)	186,964	187,091
Class M1, 2.7925% 8/25/33 (f)	330,000	333,531
Series 2003-4:
Class M1, 2.7325% 10/25/33 (f)	170,000	171,410
Class M2, 3.8325% 10/25/33 (f)	200,000	203,446
Series 2003-5:
Class A2, 2.2825% 12/25/33 (f)	567,625	568,008
Class M1, 2.6325% 12/25/33 (f)	160,000	160,890
Class M2, 3.6625% 12/25/33 (f)	70,000	71,400
Series 2003-7 Class A2, 2.3125% 3/25/34 (f)	1,130,841	1,132,135
Series 2003-8 Class M1, 2.6525% 4/25/34 (f)	260,000	261,133
Series 2004-4 Class A2, 2.2525% 10/25/34 (f)	1,117,627	1,118,883
Series 2004-6 Class A2, 2.2825% 12/25/34 (f)	1,721,625	1,718,873
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (b)	7,288	7,307
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.16% 8/15/08 (f)	500,000	500,592
Household Credit Card Master Trust I Series 2002-1 Class B, 2.52% 7/15/08 (f)	300,000	301,494
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.36% 7/20/32 (f)	81,059	81,091
Series 2003-1 Class M, 2.4413% 10/20/32 (f)	68,476	68,625
Series 2003-2:
Class A, 2.24% 9/20/33 (f)	330,647	330,990
Class M, 2.49% 9/20/33 (f)	156,818	157,255
Series 2004-1 Class M, 2.43% 9/20/33 (f)	410,130	410,105
Household Mortgage Loan Trust:
Series 2002-HC1:
Class A, 2.21% 5/20/32 (f)	163,526	163,856
Class M, 2.56% 5/20/32 (f)	78,102	78,201
Series 2003-HC1:
Class A, 2.26% 2/20/33 (f)	297,732	297,873
Class M, 2.56% 2/20/33 (f)	157,373	157,992
Series 2003-HC2:
Class A2, 2.24% 6/20/33 (f)	339,036	339,646
Class M, 2.51% 6/20/33 (f)	282,187	282,450
Series 2004-HC1:
Class A, 2.1613% 2/20/34 (f)	980,947	980,654
Asset-Backed Securities - continued
	Principal Amount	Value
Household Mortgage Loan Trust: - continued
Class M, 2.41% 2/20/34 (f)	$594,926	$594,468
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 2.04% 1/18/11 (f)	1,000,000	1,001,580
Series 2002-3 Class B, 3.12% 9/15/09 (f)	150,000	151,372
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.11% 12/17/07 (f)	355,761	355,895
Keycorp Student Loan Trust Series 1999-A Class A2, 1.9163% 12/27/09 (f)	342,278	343,233
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.8825% 3/25/32 (f)	765,000	772,156
Series 2003-1:
Class A2, 2.3325% 3/25/33 (f)	77,320	77,408
Class M1, 2.8525% 3/25/33 (f)	300,000	301,906
Series 2003-2 Class M1, 2.7525% 6/25/33 (f)	500,000	502,690
Series 2003-3 Class M1, 2.6825% 7/25/33 (f)	340,000	342,511
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 2.4488% 11/26/34 (f)	255,000	255,000
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 2.4825% 7/25/34 (f)	485,000	484,974
MBNA Asset Backed Note Trust Series 2000-K Class C, 2.67% 3/17/08 (b)(f)	1,000,000	1,004,800
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.245% 10/15/08 (f)	1,250,000	1,252,898
Series 2001-B2 Class B2, 2.23% 1/15/09 (f)	1,000,000	1,003,324
Series 2002-B2 Class B2, 2.25% 10/15/09 (f)	1,034,000	1,038,595
Series 2002-B4 Class B4, 2.37% 3/15/10 (f)	630,000	635,080
Series 2003-B2 Class B2, 2.26% 10/15/10 (f)	125,000	125,682
Series 2003-B3 Class B3, 2.245% 1/18/11 (f)	1,550,000	1,554,181
Series 2003-B5 Class B5, 2.24% 2/15/11 (f)	2,000,000	2,014,195
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.93% 9/15/10 (f)	200,000	201,074
Series 1998-G Class B, 2.27% 2/17/09 (f)	500,000	501,273
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (f)	150,000	149,993
Class M2, 2.4825% 7/25/34 (f)	25,000	24,999
Class M3, 2.8825% 7/25/34 (f)	50,000	49,998
Class M4, 3.0325% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 2.5325% 11/25/09 (b)(f)	15,550	15,511
Series 2003-HE1 Class A1, 2.3825% 7/25/34 (f)	711,335	711,882
Series 2004-FM1 Class M2, 3.0825% 1/25/35 (f)	150,000	150,396
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2004-HE2:
Class A1B, 2.29% 8/25/35 (f)	$1,005,000	$1,005,628
Class A2B, 2.14% 8/25/35 (f)	1,510,000	1,510,000
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (f)	125,000	126,896
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (f)	325,000	329,844
Series 2003-NC10 Class M1, 2.6125% 10/25/33 (f)	830,000	834,065
Series 2003-NC5 Class M2, 3.9325% 4/25/33 (f)	200,000	203,976
Series 2003-NC6 Class M2, 3.8825% 6/27/33 (f)	630,000	643,657
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (f)	120,000	120,407
Series 2004-HE6 Class A2, 2.2725% 8/25/34 (f)	1,927,462	1,927,866
Series 2004-NC6 Class A2, 2.2725% 7/25/34 (f)	576,094	575,511
Series 2004-NC7 Class A3, 2.2325% 7/25/34 (f)	2,000,000	1,998,251
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 2.7825% 2/25/32 (f)	710,724	717,825
Class M2, 3.3325% 2/25/32 (f)	500,000	503,921
Series 2001-NC1 Class M2, 3.0025% 10/25/31 (f)	100,000	100,391
Series 2001-NC2 Class B1, 3.8825% 1/25/32 (f)	679,762	677,205
Series 2001-NC3 Class M2, 3.4325% 10/25/31 (f)	225,000	226,873
Series 2001-NC4:
Class M1, 2.9325% 1/25/32 (f)	140,000	141,851
Class M2, 3.5825% 1/25/32 (f)	105,000	106,516
Series 2002-AM3 Class A3, 2.4225% 2/25/33 (f)	80,371	80,629
Series 2002-HE1 Class M1, 2.5325% 7/25/32 (f)	145,000	145,499
Series 2002-HE2 Class M2, 3.1825% 8/25/32 (f)	100,000	100,491
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (f)	100,000	100,788
Series 2002-NC4 Class M2, 3.5325% 9/25/32 (f)	75,000	75,647
Series 2002-OP1 Class M1, 2.6825% 9/25/32 (f)	95,000	95,626
Series 2003-NC1 Class M2, 3.9825% 11/25/32 (f)	130,000	131,824
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (f)	165,000	168,706
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	502,890	506,395
New Century Finance NIMS Trust Series 2003-A Class NOTE, 8.5% 10/25/33 (b)	21,166	21,239
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 2.3625% 1/25/33 (f)	100,284	100,455
Class AIO, 4.5% 3/25/05 (f)(h)	13,302,840	151,652
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 1.9% 6/15/09 (f)	1,000,000	1,001,037
Series 2004-A Class A4A, 1.98% 6/15/10 (f)	1,325,000	1,325,000
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (f)	$100,000	$100,089
Class M4, 2.9075% 6/25/34 (f)	170,000	168,781
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.3825% 12/25/33 (f)	608,950	608,577
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	469,386
Option One Mortgage Loan Trust Series 2003-6 Class M1, 2.5825% 11/25/33 (f)	1,025,000	1,029,075
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	485,000	485,000
Class B, 3.474% 12/25/34 (b)	220,000	220,000
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 0% 1/25/35 (c)(f)	945,000	1,012,584
Series 2004-WCW1:
Class M1, 2.5625% 9/25/34 (f)	270,000	270,073
Class M2, 2.6125% 9/25/34 (f)	160,000	160,056
Class M3, 3.1825% 9/25/34 (f)	310,000	310,102
Class M4, 3.3825% 9/25/34 (f)	435,000	435,215
Series 2004-WCW2 Class A2, 2.3125% 10/25/34 (f)	1,476,441	1,476,373
Series 2004-WWF1 Class A5, 0% 1/25/35 (c)(f)	670,000	670,000
Providian Gateway Master Trust Series 2002-B Class A, 2.57% 6/15/09 (b)(f)	400,000	403,095
Residental Asset Securities Corp. Series 2004-KS10 Class M2, 3.1088% 10/25/34 (f)	395,000	395,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 3.21% 10/25/34 (f)	1,300,000	1,300,000
Series 2004-RS6:
Class 2M2, 3.2325% 6/25/34 (f)	250,000	249,988
Class 2M3, 3.3825% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.24% 4/25/33 (f)	90,240	90,388
Saxon Asset Securities Trust Series 2004-2 Class MV1, 2.5125% 8/25/35 (f)	415,000	414,981
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 2% 8/18/09 (f)	800,000	800,717
Class B, 2.295% 8/18/09 (f)	1,080,000	1,082,044
Series 2002-5 Class B, 3.12% 11/17/09 (f)	500,000	501,116
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 2.5825% 8/25/34 (f)	1,000,000	1,004,011
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2925% 2/25/34 (f)	119,711	119,706
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (b)(f)	$675,000	$675,633
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.3625% 9/25/34 (f)	634,457	636,047
Series 2003-6HE Class A1, 2.4025% 11/25/33 (f)	230,686	231,312
Series 2003-8HE Class A, 2.4025% 12/25/34 (f)	312,424	312,602
Series 2004-1HE Class A1, 2.4425% 2/25/35 (b)(f)	308,818	309,300
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	274,067	274,402
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	660,000	665,395
Series 2004-4 Class D, 3.58% 5/17/12	550,000	549,977
TOTAL ASSET-BACKED SECURITIES (Cost $143,618,247)		144,205,051
Collateralized Mortgage Obligations - 13.2%

Private Sponsor - 8.3%
Adjustable Rate Mortgage Trust floater Series 2004-2 Class 7A3, 2.35% 2/25/35 (f)	2,000,000	2,000,000
Countrywide Home Loans, Inc.:
floater Series 2004-16 Class A1, 2.3325% 9/25/34 (f)	1,168,741	1,167,652
sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	140,178	140,010
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.3325% 3/25/34 (f)	724,334	723,983
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (f)	299,719	300,287
Series 2004-AR5 Class 11A2, 2.3025% 6/25/34 (f)	446,810	445,809
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (f)	553,992	554,531
Series 2004-AR7 Class 6A2, 2.3125% 8/25/34 (f)	927,714	928,618
Series 2004-AR8 Class 8A2, 2.3125% 9/25/34 (f)	854,433	855,722
Series 2003-TFLA Class F, 2.4433% 4/15/13 (b)(f)	235,000	236,678
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 2.2225% 1/25/35 (f)	2,911,826	2,911,136
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.12% 3/20/44 (f)	95,000	95,089
Class 1C, 2.81% 3/20/44 (f)	280,000	281,138
Class 1M, 2.32% 3/20/44 (f)	130,000	130,244
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-2:
Class 1A2, 1.98% 6/20/28 (f)	$500,000	$499,854
Class 1B, 2.08% 6/20/44 (f)	100,000	99,992
Class 1C, 2.61% 6/20/44 (f)	365,000	365,656
Class 1M, 2.19% 6/20/44 (f)	185,000	184,928
Series 2004-3:
Class 1B, 2.0754% 9/20/44 (f)	200,000	199,700
Class 1C, 2.5054% 9/20/44 (f)	605,000	604,335
Class 1M, 2.1854% 9/20/44 (f)	100,000	99,900
Holmes Financing No. 7 PLC floater Series 2 Class M, 2.4% 7/15/40 (f)	195,000	196,850
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.2% 7/15/40 (f)	145,000	145,045
Class C, 2.69% 7/15/40 (f)	2,080,000	2,081,300
Series 2:
Class A, 2.15% 4/15/11 (f)	1,400,000	1,399,727
Class B, 2.24% 7/15/40 (f)	190,000	190,000
Class C, 2.79% 7/15/40 (f)	775,000	775,243
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.29% 10/25/34 (f)	1,500,000	1,500,000
Impac CMB Trust floater Series 2004-6 Class 1A2, 2.3225% 10/25/34 (f)	486,110	485,593
Master Adjustable Rate Mortgages Trust floater Series 2004-11:
Class 2A1, 2.339% 11/25/34 (f)	1,340,000	1,340,000
Class 2A2, 2.399% 11/25/34 (f)	295,000	295,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (f)	989,994	1,030,212
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 2.3225% 3/25/28 (f)	423,485	424,526
Class 2A2, 2.36% 3/25/28 (f)	151,245	151,562
Series 2003-B Class A1, 2.2725% 4/25/28 (f)	385,126	386,097
Series 2003-E Class A2, 2.28% 10/25/28 (f)	844,893	844,371
Series 2003-F Class A2, 2.46% 10/25/28 (f)	853,371	853,604
Series 2004-A Class A2, 2.37% 4/25/29 (f)	1,081,791	1,077,911
Series 2004-B Class A2, 1.8525% 6/25/29 (f)	1,103,726	1,102,132
Series 2004-C Class A2, 2.1506% 7/25/29 (f)	1,489,299	1,486,236
Series 2004-D Class A2, 2.34% 9/25/29 (f)	1,479,401	1,480,424
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2004-E Class A2D, 2.77% 11/25/29 (f)	$1,494,045	$1,493,228
Series 2003-G Class XA1, 1% 1/25/29 (h)	3,585,250	55,786
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.0425% 6/10/42 (f)	2,000,000	2,010,800
Permanent Financing No. 3 PLC floater:
Series 1 Class C, 2.8125% 6/10/42 (f)	1,000,000	1,000,062
Series 2 Class C, 2.9125% 6/10/42 (f)	205,000	206,025
Permanent Financing No. 4 PLC floater Series 2 Class C, 2.13% 6/10/42 (f)	1,145,000	1,144,605
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.3625% 6/10/42 (f)	260,000	259,919
Series 2 Class C, 2.5125% 6/10/42 (f)	390,000	389,878
Series 3 Class C, 2.6825% 6/10/42 (f)	825,000	825,000
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	457,754	476,494
Series 2004-SL2 Class A1, 6.5% 10/25/16	185,038	191,252
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 3.6581% 3/10/35 (b)(f)	97,647	99,042
Class B5, 4.2081% 3/10/35 (b)(f)	97,647	99,636
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 2.4325% 11/25/34 (f)	252,636	253,520
Series 2003-RP2 Class A1, 2.3825% 6/25/33 (b)(f)	310,215	311,205
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	12,861,103	131,626
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	814,536	812,148
Series 2003-7 Class A2, 1.8788% 1/20/34 (f)	424,844	424,826
Series 2004-1 Class A, 2.1913% 2/20/34 (f)	590,792	589,325
Series 2004-10 Class A4, 2.58% 11/20/34 (f)	1,715,000	1,715,000
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	460,824	459,511
Series 2004-5 Class A3, 1.8625% 6/20/34 (f)	759,418	757,994
Series 2004-6:
Class A3A, 2.1638% 6/20/35 (f)	947,450	946,561
Class A3B, 2.3063% 7/20/34 (f)	1,894,899	1,887,941
Series 2004-7:
Class A3A, 2.285% 8/20/34 (f)	999,192	998,482
Class A3B, 2.51% 7/20/34 (f)	1,940,178	1,952,995
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	1,966,558	1,968,632
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.3325% 9/25/33 (b)(f)	408,948	408,748
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.33% 9/25/34 (f)	$1,191,203	$1,193,155
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	268,419	270,918
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	108,989	112,665
TOTAL PRIVATE SPONSOR		53,518,074
U.S. Government Agency - 4.9%
Fannie Mae:
floater Series 2002-89 Class F, 2.2325% 1/25/33 (f)	220,816	221,056
planned amortization class:
Series 1994-81 Class PJ, 8% 7/25/23	112,395	112,985
Series 2002-81 Class PU, 4.5% 5/25/20	2,280,000	2,288,270
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 2.4325% 3/25/32 (f)	271,725	273,836
Series 2002-36 Class FT, 2.4325% 6/25/32 (f)	252,972	254,983
Series 2002-64 Class FE, 2.2388% 10/18/32 (f)	143,601	144,215
Series 2002-74 Class FV, 2.3825% 11/25/32 (f)	165,992	167,111
Series 2003-11:
Class DF, 2.3825% 2/25/33 (f)	177,992	179,019
Class EF, 2.3825% 2/25/33 (f)	160,713	161,539
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	159,439	162,001
Series 2001-70 Class PD, 6% 3/25/29	748,435	751,194
Series 2002-28 Class PJ, 6.5% 3/25/31	1,856,850	1,874,252
Series 2002-52 Class PA, 6% 4/25/31	38,650	39,186
Series 2002-55 Class QB, 5.5% 8/25/12	3,100	3,097
Series 2002-8 Class PD, 6.5% 7/25/30	654,023	663,662
Series 2003-17 Class PQ, 4.5% 3/25/16	855,000	858,788
sequential pay Series 2001-15 Class VA, 6% 6/25/10	22,489	22,482
Series 2002-50 Class LE, 7% 12/25/29	220,886	225,124
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	39,548
Series 2004-33 Class ZK, 4.5% 4/25/34	1,084,810	1,086,622
Series 2004-37 Class ZB, 4.5% 5/25/34	1,880,270	1,881,009
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	504,144	508,170
Series 2256 Class MB, 7.25% 5/15/30	181,041	182,338
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 2.27% 11/15/32 (f)	$57,834	$58,098
Series 2538 Class FB, 2.27% 12/15/32 (f)	286,171	287,251
Series 2551 Class FH, 2.32% 1/15/33 (f)	151,464	152,116
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	6,180	6,176
Series 2136 Class PQ, 6.5% 10/15/27	656,621	660,742
Series 2316 Class PB, 6.5% 9/15/30	890,237	901,388
Series 2368 Class PQ, 6.5% 8/15/30	101,883	102,282
Series 2376 Class JC, 5.5% 2/15/14	375,174	376,073
Series 2394 Class ND, 6% 6/15/27	507,113	514,023
Series 2395 Class PE, 6% 2/15/30	1,394,017	1,417,228
Series 2398 Class DK, 6.5% 1/15/31	289,356	292,353
Series 2410 Class ML, 6.5% 12/15/30	700,954	711,776
Series 2420 Class BE, 6.5% 12/15/30	647,601	656,500
Series 2435 Class GD, 6.5% 2/15/30	180,956	181,779
Series 2443 Class TD, 6.5% 10/15/30	609,500	619,274
Series 2461 Class PG, 6.5% 1/15/31	530,704	535,361
Series 2466 Class EC, 6% 10/15/27	289,492	290,978
Series 2473 Class JB, 5.5% 2/15/29	256,074	256,583
Series 2483 Class DC, 5.5% 7/15/14	855,694	864,022
Series 2490 Class PM, 6% 7/15/28	406,395	409,223
Series 2496 Class OC, 5.5% 9/15/14	2,168,761	2,197,294
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,023,471
Series 2557 Class MA, 4.5% 7/15/16	164,957	165,846
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,898,237	141,201
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	89,791
Series 2776 Class UJ, 4.5% 5/15/20 (h)	721,279	48,840
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	183,035	184,046
Series 2430 Class ZE, 6.5% 8/15/27	267,869	270,277
Series 2445 Class BD, 6.5% 6/15/30	25,579	25,586
Series 2448 Class D, 5.5% 5/15/12	10,603	10,595
Series 2478 Class AF, 6% 8/15/30	1,898,073	1,912,979
Series 2480 Class QW, 5.75% 2/15/30	295,646	297,637
Series 1803 Class A, 6% 12/15/08	290,563	300,756
Series 2749 Class MZ, 5% 2/15/24	14,839	14,828
Series 2759 Class ZB, 5% 3/15/34	959,189	958,972
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2785:
Class JZ, 5% 4/15/34	$948,573	$949,321
Class ZG, 5% 4/15/34	50,912	50,871
Series 2807 Class TZ, 6% 12/15/31	18,811	18,796
Series FHR 2762 Class BZ, 5% 3/15/34	380,786	380,907
Series FHR 2809 Class WZ, 5% 3/15/34	215,890	215,918
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 2.2888% 1/16/27 (f)	181,534	182,462
planned amortization class:
Series 2002-5 Class PD, 6.5% 5/16/31	631,884	649,805
Series 2002-57 Class PJ, 6% 1/20/29	24,402	24,448
TOTAL U.S. GOVERNMENT AGENCY		31,508,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,225,672)		85,026,434
Commercial Mortgage Securities - 3.5%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	565,000	584,401
Class D, 7.54% 8/3/10 (b)(f)	750,000	776,148
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.16% 9/8/14 (b)(f)	64,481	64,506
Series 2003-BBA2:
Class A3, 2.19% 11/15/15 (b)(f)	340,000	340,041
Class C, 2.34% 11/15/15 (b)(f)	70,000	70,351
Class D, 2.42% 11/15/15 (b)(f)	110,000	110,666
Class F, 2.77% 11/15/15 (b)(f)	80,000	80,641
Class H, 3.27% 11/15/15 (b)(f)	70,000	70,474
Class J, 3.82% 11/15/15 (b)(f)	70,000	71,004
Class K, 4.47% 11/15/15 (b)(f)	65,000	65,702
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 2.5125% 8/25/33 (b)(f)	406,171	409,455
Series 2003-2 Class A, 2.5125% 12/25/33 (b)(f)	1,018,015	1,025,054
Series 2004-1:
Class A, 2.2925% 4/25/34 (b)(f)	571,962	570,130
Class B, 3.8325% 4/25/34 (b)(f)	95,327	95,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 2.3625% 8/25/34 (b)(f)	$628,781	$629,395
Class M1, 2.5125% 8/25/34 (b)(f)	201,406	201,296
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (b)(f)	482,296	482,265
Series 2003-WEST Class A, 2.44% 1/3/15 (b)(f)	364,045	365,316
Series 2004-BBA3 Class E, 2.57% 6/15/17 (b)(f)	960,000	960,342
Series 2004-ESA Class A2, 2.2075% 5/14/16 (b)(f)	565,000	565,248
Series 2004-HS2A:
Class E, 2.7675% 1/14/16 (b)(f)	125,000	125,479
Class F, 2.9175% 1/14/16 (b)(f)	75,000	75,277
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.25% 2/15/12 (b)(f)	800,000	800,856
COMM floater:
Series 2000-FL3A Class C, 2.63% 11/15/12 (b)(f)	174,282	174,212
Series 2002-FL6:
Class K4M, 3.87% 6/14/14 (b)(f)	100,000	100,248
Class L4M, 4.17% 6/14/14 (b)(f)	100,000	100,291
Class M4M, 4.62% 6/14/14 (b)(f)	100,000	100,010
Series 2002-FL7:
Class A2, 2.22% 11/15/14 (b)(f)	114,416	114,423
Class C, 2.37% 11/15/14 (b)(f)	555,000	555,131
Class F, 3.17% 11/15/14 (b)(f)	1,000,000	1,004,751
Class H, 4.12% 11/15/14 (b)(f)	150,000	149,479
Series 2003-FL9 Class B, 2.37% 11/15/15 (b)(f)	1,152,645	1,155,282
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1:
Class B, 2.32% 7/15/16 (b)(f)	55,000	55,012
Class D, 2.42% 7/15/16 (b)(f)	120,000	120,058
Class E, 2.62% 7/15/16 (b)(f)	85,000	85,018
Class F, 2.67% 7/15/16 (b)(f)	90,000	89,994
Class H, 3.17% 7/15/16 (b)(f)	265,000	264,983
Class J, 3.32% 7/15/16 (b)(f)	100,000	99,994
Class K, 4.22% 7/15/16 (b)(f)	115,000	114,786
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class A2, 2.1581% 9/15/14 (b)(f)	400,000	400,250
Class G, 2.8381% 9/15/14 (b)(f)	150,000	150,094
Class H, 2.9381% 9/15/14 (b)(f)	160,000	160,100
Class J, 3.4581% 9/15/14 (b)(f)	55,000	55,034
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class K, 3.8581% 9/15/14 (b)(f)	$85,000	$85,053
Class L, 4.0581% 9/15/14 (b)(f)	70,000	70,044
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 2.4488% 11/18/12 (b)(f)	255,000	255,269
Series 2003-TF2A Class A2, 2.19% 11/15/14 (b)(f)	700,000	700,103
Series 2004-FL1 Class B, 2.32% 5/15/14 (b)(f)	1,000,000	1,000,412
Series 2004-TFL1:
Class A2, 2.06% 2/15/14 (b)(f)	505,000	504,839
Class E, 2.42% 2/15/14 (b)(f)	200,000	200,842
Class F, 2.47% 2/15/14 (b)(f)	175,000	175,736
Class G, 2.72% 2/15/14 (b)(f)	125,000	125,455
Class H, 2.97% 2/15/14 (b)(f)	100,000	100,370
Class J, 3.27% 2/15/14 (b)(f)	50,000	50,236
Series 2003-TFLA Class G, 2.4433% 4/15/13 (b)(f)	145,000	140,233
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.09% 7/5/18 (b)(f)	119,859	119,859
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.3466% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A Class H, 4.8563% 7/11/15 (b)(f)	669,501	670,129
Series 2003-LLFA:
Class A2, 2.2575% 12/16/14 (b)(f)	490,000	491,070
Class C, 2.5675% 12/16/14 (b)(f)	110,000	110,943
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 2.39% 10/7/13 (b)(f)	256,465	256,449
Class F, 3.78% 10/7/13 (b)(f)	626,802	623,171
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA Class C, 2.67% 2/15/13 (b)(f)	1,000,000	999,439
Series 2003-CDCA:
Class HBST, 3.47% 2/15/15 (b)(f)	80,000	80,096
Class HEXB, 3.77% 2/15/15 (b)(f)	30,000	30,036
Class JBST, 3.67% 2/15/15 (b)(f)	60,000	60,072
Class JEXB, 3.97% 2/15/15 (b)(f)	50,000	50,060
Class KBST, 4.02% 2/15/15 (b)(f)	35,000	35,042
Class KEXB, 4.37% 2/15/15 (b)(f)	40,000	40,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.1% 5/15/09 (b)(f)	$500,000	$500,716
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 2.4125% 3/24/18 (b)(f)	619,299	619,299
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.05% 3/15/14 (b)(f)	255,000	255,139
Class E, 2.37% 3/15/14 (b)(f)	160,000	160,621
Class F, 2.42% 3/15/14 (b)(f)	130,000	130,469
Class G, 2.65% 3/15/14 (b)(f)	65,000	65,240
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,657,041)		22,709,954
Fixed-Income Funds - 30.8%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $199,099,416)	2,003,403	199,358,672
Cash Equivalents - 11.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $71,339,000) (i)	$71,350,107	71,339,000
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $598,537,160)		599,242,281
NET OTHER ASSETS - 7.3%		47,444,565
NET ASSETS - 100%		$646,686,846
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
105 Eurodollar 90 Day Index Contracts	Dec. 2004	$104,389,688	$(5,905)
101 Eurodollar 90 Day Index Contracts	March 2005	100,361,175	(21,916)
100 Eurodollar 90 Day Index Contracts	June 2005	99,323,750	(14,500)
101 Eurodollar 90 Day Index Contracts	Sept. 2005	100,272,800	69,271
99 Eurodollar 90 Day Index Contracts	Dec. 2005	98,236,463	133,654
			160,604
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	March 2006	(1,537,378)	(6,464)
3 Eurodollar 90 Day Index Contracts	June 2006	(1,539,641)	(6,977)
2 Eurodollar 90 Day Index Contracts	Sept. 2006	(1,025,995)	(4,060)
1 Eurodollar 90 Day Index Contracts	Dec. 2006	(510,158)	(429)
1 Eurodollar 90 Day Index Contracts	March 2007	(510,446)	(417)
			(18,347)
			$142,257
Swap Agreements
		Notional Amount	Value
Credit Default Swap
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	$2,000,000	$(2,140)
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	(2,140)
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	24,048
		$6,000,000	$19,768
Legend
(a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,246,623 or 5.1% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,980,096.
(e)Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$71,339,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$26,202,388
Bank of America, National Association	7,034,198
Bear Stearns & Co. Inc.	3,341,244
Countrywide Securities Corporation	1,582,695
Credit Suisse First Boston LLC	1,758,549
Goldman, Sachs & Co.	7,034,198
Greenwich Capital Markets, Inc.	3,517,099
J.P. Morgan Securities, Inc.	3,517,099
Morgan Stanley & Co. Incorporated.	5,275,648
Societe Generale, New York Branch	879,275
UBS Securities LLC	8,734,638
WestLB AG	2,461,969
$71,339,000
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $598,526,977. Net unrealized appreciation aggregated $715,304, of which $1,327,990 related to appreciated investment securities and $612,686 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

ATB-QTLY-1204

1.809539.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$200,000	$206,052
7.2% 9/1/09	1,000,000	1,127,457
EaglePicher, Inc. 9.75% 9/1/13	20,000	20,200
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	100,485
Visteon Corp. 7% 3/10/14	80,000	74,600
		1,528,794
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	125,000	112,786
7.45% 7/16/31	620,000	603,809
General Motors Corp.:
7.2% 1/15/11	500,000	526,710
8.375% 7/15/33	1,000,000	1,040,587
		2,283,892
Hotels, Restaurants & Leisure - 0.9%
Argosy Gaming Co. 7% 1/15/14	80,000	84,800
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,675
10.5% 7/15/11	120,000	117,000
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	66,500
Gaylord Entertainment Co. 8% 11/15/13	160,000	173,600
Herbst Gaming, Inc. 8.125% 6/1/12 (e)	70,000	73,500
HMH Properties, Inc. 7.875% 8/1/08	101,000	104,030
Host Marriott LP 7.125% 11/1/13	35,000	37,713
MGM MIRAGE:
6% 10/1/09	20,000	20,650
6% 10/1/09 (e)	30,000	30,975
8.375% 2/1/11	40,000	45,100
Mohegan Tribal Gaming Authority 7.125% 8/15/14 (e)	40,000	42,600
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	62,400
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	147,150
NCL Corp. Ltd. 10.625% 7/15/14 (e)	80,000	83,200
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	53,188
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	82,800
8.875% 3/15/10	100,000	110,375
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	21,500
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	$225,000	$257,625
Seneca Gaming Corp. 7.25% 5/1/12	50,000	52,625
Six Flags, Inc.:
9.5% 2/1/09	180,000	180,450
9.625% 6/1/14	100,000	95,000
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	105,000
Station Casinos, Inc.:
6% 4/1/12	70,000	72,975
6.5% 2/1/14	40,000	42,200
6.875% 3/1/16	100,000	106,250
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	356,688
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	115,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	8,000	8,560
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	170,400
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	167,000	206,245
		3,160,274
Household Durables - 0.1%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	70,000
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,900
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	100,000	102,000
8.875% 4/1/12	10,000	11,150
Sealy Mattress Co. 8.25% 6/15/14	50,000	53,125
WCI Communities, Inc. 9.125% 5/1/12	35,000	38,938
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	124,850
		433,963
Media - 2.9%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,188
AMC Entertainment, Inc.:
8% 3/1/14 (e)	220,000	212,300
8.625% 8/15/12 (e)	60,000	65,400
AOL Time Warner, Inc. 7.625% 4/15/31	2,000,000	2,369,620
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	$1,000,000	$1,171,697
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(g)	40,000	42,000
8% 4/15/12 (e)	180,000	192,150
Carmike Cinemas, Inc. 7.5% 2/15/14	60,000	61,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	70,613
Cinemark, Inc. 0% 3/15/14 (c)	100,000	70,500
Comcast Corp. 5.85% 1/15/10	500,000	537,758
Cox Communications, Inc.:
4.625% 6/1/13	90,000	85,793
7.125% 10/1/12	970,000	1,091,017
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	165,200
7.875% 2/15/18	50,000	54,000
Dex Media, Inc.:
0% 11/15/13 (c)	100,000	75,251
8% 11/15/13	10,000	10,700
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	155,625
9.125% 1/15/09	72,000	79,920
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,900
Houghton Mifflin Co. 9.875% 2/1/13	70,000	75,600
Innova S. de R.L. 9.375% 9/19/13	160,000	177,800
Liberty Media Corp. 8.25% 2/1/30	1,100,000	1,256,618
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	142,025
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	104,750
Medianews Group, Inc. 6.375% 4/1/14	200,000	197,000
Nexstar Broadcasting, Inc. 7% 1/15/14	130,000	127,400
PanAmSat Corp. 9% 8/15/14 (e)	130,000	137,150
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	130,650
8.875% 5/15/11	25,000	26,125
Radio One, Inc. 8.875% 7/1/11	100,000	110,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	32,100
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National LLC & RNS Co. Corp.: - continued
10.375% 9/1/14 (e)	$30,000	$32,700
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,363
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	72,625
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	160,000	163,000
yankee 10.5% 2/15/07	5,000	5,094
Walt Disney Co. 6.375% 3/1/12	700,000	779,789
		10,231,181
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	20,000	20,800
The May Department Stores Co. 3.95% 7/15/07 (e)	175,000	176,806
		197,606
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,800
9% 6/15/12	15,000	15,825
Blockbuster, Inc. 9% 9/1/12 (e)	70,000	71,750
Boise Cascade Corp. 7.5% 2/1/08	40,000	44,641
General Nutrition Centers, Inc. 8.5% 12/1/10	20,000	20,250
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	56,375
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	92,700
Sonic Automotive, Inc. 8.625% 8/15/13	50,000	52,875
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,100
United Auto Group, Inc. 9.625% 3/15/12	50,000	55,625
		488,941
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	10,000	9,750
11.625% 1/15/08	10,000	10,200
12.25% 12/15/12	65,000	66,950
		86,900
TOTAL CONSUMER DISCRETIONARY		18,411,551
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.5%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	41,800
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ahold Finance USA, Inc.: - continued
6.875% 5/1/29	$170,000	$167,450
8.25% 7/15/10	40,000	45,600
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	30,000	31,725
8.5% 8/1/14 (e)	60,000	61,200
Pathmark Stores, Inc. 8.75% 2/1/12	100,000	92,000
Rite Aid Corp.:
6% 12/15/05 (e)	20,000	20,150
7.625% 4/15/05	15,000	15,188
Safeway, Inc. 6.5% 3/1/11	1,145,000	1,264,898
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	85,200
The Great Atlantic & Pacific Tea Co. 7.75% 4/15/07	45,000	42,413
		1,867,624
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	42,000
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	90,631
5.125% 10/1/13 (e)	1,060,000	1,082,381
Del Monte Corp. 9.25% 5/15/11	50,000	55,250
Doane Pet Care Co.:
9.75% 5/15/07	50,000	49,750
10.75% 3/1/10	125,000	134,375
Pierre Foods, Inc. 9.875% 7/15/12 (e)	40,000	40,600
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	30,000	31,650
		1,526,637
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	160,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	21,100
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	1,240,000	1,305,868
TOTAL CONSUMER STAPLES		4,881,354
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	334,116
Grant Prideco, Inc. 9% 12/15/09	10,000	11,250
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.:
8.625% 12/15/10	$20,000	$22,000
9% 6/1/14	50,000	55,750
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,765
Universal Compression, Inc. 7.25% 5/15/10	40,000	42,800
		471,681
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	78,220
7.125% 3/15/33	185,000	204,773
7.375% 10/1/09	160,000	182,020
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	500,645
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	53,500
7.75% 1/15/15	30,000	33,000
8.375% 11/1/08	50,000	54,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,019
7.75% 1/15/32	15,000	13,819
8.05% 10/15/30	95,000	88,825
El Paso Production Holding Co. 7.75% 6/1/13	140,000	145,600
EnCana Corp. 6.5% 8/15/34	155,000	168,764
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	258,337
Enterprise Products Operating LP:
4.625% 10/15/09 (e)	125,000	126,288
5.6% 10/15/14 (e)	90,000	91,712
EXCO Resources, Inc. 7.25% 1/15/11	30,000	32,025
General Maritime Corp. 10% 3/15/13	310,000	356,500
Giant Industries, Inc. 8% 5/15/14	130,000	135,525
Hurricane Finance BV 9.625% 2/12/10 (e)	50,000	55,250
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	20,000	20,450
Newfield Exploration Co. 6.625% 9/1/14 (e)	90,000	96,300
OAO Gazprom 9.625% 3/1/13	220,000	251,636
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	55,550
8.25% 3/15/13	40,000	44,800
Pan American Energy LLC 7.125% 10/27/09 (e)	30,000	30,075
Pecom Energia SA 9% 5/1/09 (Reg. S)	95,000	99,988
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust:
6.125% 8/15/08	$250,000	$265,000
7.375% 12/15/14	500,000	554,000
Petrobras Energia SA 9.375% 10/30/13	50,000	51,625
Range Resources Corp. 7.375% 7/15/13	40,000	42,400
Ship Finance International Ltd. 8.5% 12/15/13	330,000	334,950
Teekay Shipping Corp. 8.875% 7/15/11	30,000	34,500
The Coastal Corp.:
6.375% 2/1/09	5,000	4,931
6.5% 5/15/06	65,000	66,544
6.5% 6/1/08	100,000	100,000
7.5% 8/15/06	50,000	52,188
7.75% 6/15/10	200,000	207,000
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,600
7.625% 7/15/19	30,000	33,750
7.875% 9/1/21	35,000	39,769
8.125% 3/15/12	30,000	35,100
8.75% 3/15/32	165,000	187,275
YPF SA yankee 9.125% 2/24/09	185,000	205,813
		5,403,566
TOTAL ENERGY		5,875,247
FINANCIALS - 9.0%
Capital Markets - 1.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	100,000	98,217
4.25% 9/4/12 (g)	205,000	207,614
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	170,000	189,125
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	455,214
E*TRADE Financial Corp. 8% 6/15/11 (e)	130,000	136,825
Equinox Holdings Ltd. 9% 12/15/09	20,000	20,800
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,142,269
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,171,647
6.6% 1/15/12	500,000	561,743
Legg Mason, Inc. 6.75% 7/2/08	30,000	33,117
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$720,000	$705,335
6.6% 4/1/12	1,100,000	1,239,757
		5,961,663
Commercial Banks - 1.6%
Bank of America Corp. 7.4% 1/15/11	1,000,000	1,171,586
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,557
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	140,000	141,386
5.25% 2/10/14 (e)	515,000	533,736
Korea Development Bank:
3.875% 3/2/09	685,000	685,107
4.75% 7/20/09	320,000	330,617
5.75% 9/10/13	265,000	286,759
National Westminster Bank PLC yankee 7.375% 10/1/09	1,500,000	1,736,496
Wachovia Corp. 4.875% 2/15/14	600,000	604,191
Western Financial Bank 9.625% 5/15/12	15,000	17,100
		5,542,535
Consumer Finance - 1.3%
American General Finance Corp. 4% 3/15/11	655,000	639,642
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,900
Capital One Bank:
4.875% 5/15/08	1,075,000	1,116,311
6.5% 6/13/13	1,090,000	1,196,972
Ford Motor Credit Co.:
7% 10/1/13	500,000	528,027
7.875% 6/15/10	250,000	277,414
General Motors Acceptance Corp. 6.875% 9/15/11	525,000	546,517
Household Finance Corp.:
4.75% 5/15/09	100,000	103,776
6.375% 11/27/12	30,000	33,491
6.75% 5/15/11	40,000	45,246
		4,556,296
Diversified Financial Services - 2.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	31,838
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	69,773
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	$50,000	$52,250
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	119,313
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	10,000	10,038
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	150,000	94,125
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	54,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	205,000	236,775
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,550
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	52,750
9.875% 10/15/14 (e)	50,000	53,000
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	202,232
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	1,720,000	1,785,833
7.45% 11/24/33 (e)	300,000	313,772
Ispat Inland ULC 9.75% 4/1/14	70,000	85,050
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,476,435
Jostens IH Corp. 7.625% 10/1/12 (e)	40,000	41,400
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	48,800
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	1,400,000	1,456,769
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	42,200
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	11,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	123,000
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (c)(e)	70,000	51,450
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	20,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	116,875
UGS Corp. 10% 6/1/12 (e)	30,000	33,038
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	448,525
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	$30,000	$33,000
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (e)	215,000	230,050
		7,326,441
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	499,285
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	637,720
Travelers Property Casualty Corp.:
5% 3/15/13	25,000	24,857
6.375% 3/15/33	35,000	36,000
		1,197,862
Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (e)	85,000	89,675
Boston Properties, Inc. 6.25% 1/15/13	500,000	543,985
Camden Property Trust 5.875% 11/30/12	200,000	212,135
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	208,707
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,400
Dominion Resources, Inc. 5.125% 12/15/09	500,000	522,478
EOP Operating LP:
4.65% 10/1/10	595,000	604,313
4.75% 3/15/14	600,000	583,340
7% 7/15/11	500,000	566,710
Gables Realty LP 5.75% 7/15/07	585,000	613,240
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	424,644
La Quinta Properties, Inc. 7% 8/15/12 (e)	50,000	53,625
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,875
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	110,250
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	71,663
Senior Housing Properties Trust 7.875% 4/15/15	20,000	22,100
		4,689,140
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	701,532
Independence Community Bank Corp. 3.75% 4/1/14 (g)	275,000	268,111
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$1,200,000	$1,231,332
4.625% 4/1/14	100,000	96,335
		2,297,310
TOTAL FINANCIALS		31,571,247
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	140,000
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	50,000	53,500
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,750
		216,250
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	78,400
Beverly Enterprises, Inc. 7.875% 6/15/14 (e)	70,000	74,900
Concentra Operating Corp.:
9.125% 6/1/12 (e)	10,000	11,050
9.5% 8/15/10	110,000	122,100
HealthSouth Corp. 8.5% 2/1/08	85,000	86,700
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (e)	100,000	106,750
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	30,000	34,050
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	23,100
Psychiatric Solutions, Inc. 10.625% 6/15/13	105,000	120,225
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	68,250
6.5% 6/1/12	15,000	13,538
7.375% 2/1/13	75,000	70,125
U.S. Oncology, Inc.:
9% 8/15/12 (e)	30,000	32,400
10.75% 8/15/14 (e)	80,000	87,200
		928,788
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	105,000	109,725
Leiner Health Products, Inc. 11% 6/1/12	20,000	21,675
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (e)	$30,000	$31,350
8% 4/15/14 (e)	30,000	32,100
		194,850
TOTAL HEALTH CARE		1,339,888
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.7%
BE Aerospace, Inc.:
8.5% 10/1/10	100,000	109,500
9.5% 11/1/08	55,000	56,925
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	304,973
Orbital Sciences Corp. 9% 7/15/11	135,000	151,200
Raytheon Co. 5.5% 11/15/12	1,550,000	1,642,211
		2,264,809
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	44,750
6.977% 11/23/22	11,499	10,234
7.377% 5/23/19	51,886	28,018
7.379% 5/23/16	53,179	28,717
7.8% 4/1/08	65,000	54,600
AMR Corp. 9% 8/1/12	85,000	50,150
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,872	2,943
6.9% 7/2/18	4,746	3,560
7.73% 9/15/12	4,680	3,183
8.321% 11/1/06	5,000	4,650
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	23,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	9,750
7.57% 11/18/10	705,000	667,892
7.779% 11/18/05	50,000	35,000
7.779% 1/2/12	25,047	12,273
7.92% 5/18/12	135,000	89,100
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	16,750
9.875% 3/15/07	60,000	46,200
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	$8,102	$6,482
7.67% 1/2/15	8,505	6,804
		1,144,056
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	22,500
Nortek, Inc. 8.5% 9/1/14 (e)	100,000	106,000
		128,500
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	64,400
7.875% 4/15/13	20,000	20,350
10% 8/1/09	47,000	49,350
Boise Cascade Office Products Corp. 7.05% 5/15/05	140,000	143,360
Cenveo Corp. 7.875% 12/1/13	60,000	58,050
		335,510
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	54,000
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	22,600
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11	20,000	19,450
Tyco International Group SA yankee 6.375% 2/15/06	20,000	20,879
		40,329
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	15,000	11,250
9.5% 12/1/10 (g)	20,000	23,000
Dresser, Inc. 9.375% 4/15/11	15,000	16,688
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	52,375
Invensys PLC 9.875% 3/15/11 (e)	150,000	156,750
Navistar International Corp. 7.5% 6/15/11	30,000	32,325
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	63,300
Terex Corp. 7.375% 1/15/14	100,000	108,000
		463,688
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Marine - 0.1%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	$40,000	$43,600
OMI Corp. 7.625% 12/1/13	95,000	100,225
		143,825
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	100,000	109,431
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,000
TFM SA de CV yankee 11.75% 6/15/09	140,000	141,750
		354,181
TOTAL INDUSTRIALS		4,951,498
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Motorola, Inc. 8% 11/1/11	900,000	1,085,491
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	24,250
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,750
		1,137,491
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	106,000
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	118,800
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	129,675
Xerox Corp.:
7.125% 6/15/10	20,000	21,650
7.2% 4/1/16	165,000	174,075
7.625% 6/15/13	60,000	65,625
		391,025
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 7.125% 7/15/14 (e)	60,000	63,300
Viasystems, Inc. 10.5% 1/15/11	50,000	49,500
		112,800
TOTAL INFORMATION TECHNOLOGY		1,866,116
MATERIALS - 2.3%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	80,000	90,400
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC:
6.82% 7/15/10 (e)(g)	$70,000	$71,050
9% 7/15/14 (e)	70,000	75,425
Braskem SA 12.5% 11/5/08	15,000	16,988
Equistar Chemicals LP:
6.5% 2/15/06	75,000	77,250
7.55% 2/15/26	100,000	95,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	166,206
Georgia Gulf Corp. 7.125% 12/15/13	90,000	96,975
Huntsman International LLC 9.875% 3/1/09	115,000	125,638
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	32,250
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	46,613
Koppers, Inc. 9.875% 10/15/13	50,000	56,500
Lubrizol Corp.:
5.5% 10/1/14	105,000	105,871
6.5% 10/1/34	195,000	196,527
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	219,000
10.875% 5/1/09	55,000	58,438
Millennium America, Inc. 9.25% 6/15/08	230,000	255,875
Nalco Co.:
7.75% 11/15/11	130,000	141,050
8.875% 11/15/13	100,000	109,000
OMNOVA Solutions, Inc. 11.25% 6/1/10	20,000	22,050
Pliant Corp. 0% 6/15/09 (c)	60,000	53,100
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	72,975
13.5% 11/15/10	35,000	34,388
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	12,800
		2,231,869
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	230,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	215,000	239,188
BWAY Corp. 10% 10/15/10	105,000	111,038
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	101,850
Crown European Holdings SA 9.5% 3/1/11	35,000	39,638
Graphic Packaging International, Inc.:
8.5% 8/15/11	120,000	134,400
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging International, Inc.: - continued
9.5% 8/15/13	$170,000	$195,500
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	32,175
8.25% 10/1/12	110,000	121,825
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	16,125
8.875% 2/15/09	50,000	54,500
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	61,200
7.35% 5/15/08	50,000	51,625
7.5% 5/15/10	95,000	98,800
7.8% 5/15/18	45,000	44,550
8.1% 5/15/07	110,000	116,600
Sealed Air Corp.:
5.625% 7/15/13 (e)	25,000	25,734
6.875% 7/15/33 (e)	55,000	58,860
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	102,000
		1,605,608
Metals & Mining - 0.4%
Arch Western Finance LLC 6.75% 7/1/13	100,000	106,250
California Steel Industries, Inc. 6.125% 3/15/14	40,000	39,100
Century Aluminum Co. 7.5% 8/15/14 (e)	40,000	42,300
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (e)	165,000	172,136
6.375% 11/30/12 (e)	335,000	371,167
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	75,000	76,406
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (e)	50,000	53,625
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	72,750
10.125% 2/1/10	105,000	118,388
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,500
International Steel Group, Inc. 6.5% 4/15/14	70,000	74,725
Massey Energy Co. 6.625% 11/15/10	40,000	41,800
Peabody Energy Corp. 6.875% 3/15/13	20,000	21,950
Phelps Dodge Corp. 8.75% 6/1/11	40,000	49,300
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	60,000	59,400
		1,319,797
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.8%
Boise Cascade Corp. 8% 2/24/06	$25,000	$26,446
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.005% 10/15/12 (e)(g)	30,000	30,675
7.125% 10/15/14 (e)	30,000	31,350
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	221,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	16,388
7.5% 5/15/06	50,000	53,000
7.75% 11/15/29	10,000	10,925
8% 1/15/24	130,000	150,800
8.125% 5/15/11	5,000	5,825
International Paper Co.:
4.25% 1/15/09	95,000	95,868
5.5% 1/15/14	235,000	242,512
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	127,800
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	41,400
Riverside Forest Products Ltd. 7.875% 3/1/14	40,000	42,500
Solo Cup Co. 8.5% 2/15/14	145,000	142,100
Stone Container Corp.:
8.375% 7/1/12	200,000	221,000
9.75% 2/1/11	30,000	33,450
Weyerhaeuser Co.:
5.25% 12/15/09	1,000,000	1,054,354
7.375% 3/15/32	260,000	303,288
		2,850,681
TOTAL MATERIALS		8,237,955
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.1%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	37,818
BellSouth Corp. 6.55% 6/15/34	1,800,000	1,924,443
British Telecommunications PLC:
8.375% 12/15/10	190,000	230,557
8.875% 12/15/30	145,000	193,793
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	28,500
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	87,883
8.5% 6/15/10	305,000	367,452
8.75% 6/15/30	895,000	1,181,010
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Empresa Brasileira de Telecomm SA 11% 12/15/08	$155,000	$172,825
Eschelon Operating Co. 8.375% 3/15/10	70,000	56,000
France Telecom SA 8.75% 3/1/11	815,000	978,835
Koninklijke KPN NV yankee 8% 10/1/10	500,000	598,372
KT Corp. 5.875% 6/24/14 (e)	280,000	300,336
Level 3 Communications, Inc. 10.5% 12/1/08	255,000	198,900
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	85,000	73,100
MCI, Inc.:
5.908% 5/1/07	36,000	36,000
6.688% 5/1/09	36,000	35,550
New Skies Satellites NV 9.125% 11/1/12 (e)(f)	30,000	30,750
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	209,000
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	65,250
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	47,500
7.25% 2/15/11	35,000	32,550
7.625% 8/3/21	20,000	16,600
Qwest Communications International, Inc.:
5.2113% 2/15/09 (e)(g)	40,000	38,900
7.5% 2/15/14 (e)	160,000	152,400
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	251,350
14% 12/15/10 (e)(g)	20,000	23,700
14.5% 12/15/14 (e)(g)	110,000	135,300
SBC Communications, Inc.:
6.15% 9/15/34	500,000	505,095
6.45% 6/15/34	400,000	420,461
Sprint Capital Corp.:
7.625% 1/30/11	500,000	584,779
8.375% 3/15/12	1,100,000	1,350,012
Telecom Italia Capital:
4.95% 9/30/14 (e)	415,000	411,809
6% 9/30/34 (e)	500,000	491,442
Telefonica de Argentina SA 9.125% 11/7/10	55,000	56,925
Telefonica Europe BV 7.75% 9/15/10	700,000	829,777
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	60,200
TELUS Corp. yankee 7.5% 6/1/07	180,000	197,780
U.S. West Communications 6.875% 9/15/33	165,000	140,250
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
7.25% 12/1/10	$1,030,000	$1,201,432
7.375% 9/1/12	465,000	552,376
		14,307,012
Wireless Telecommunication Services - 1.7%
America Movil SA de CV:
4.125% 3/1/09	285,000	280,494
5.5% 3/1/14	255,000	250,605
American Tower Corp. 7.5% 5/1/12	105,000	109,725
AT&T Wireless Services, Inc.:
7.875% 3/1/11	455,000	542,045
8.75% 3/1/31	1,085,000	1,456,632
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	60,000	60,600
Cingular Wireless LLC 7.125% 12/15/31	1,500,000	1,702,491
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,600
7.5% 12/1/13	10,000	10,650
9.375% 8/1/11	65,000	73,775
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,938
Globe Telecom, Inc. 9.75% 4/15/12	55,000	60,225
Inmarsat Finance PLC 7.625% 6/30/12	70,000	70,700
Intelsat Ltd.:
6.5% 11/1/13	30,000	25,575
7.625% 4/15/12	20,000	18,900
Kyivstar GSM 10.375% 8/17/09 (e)	100,000	110,380
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	80,600
Mobile Telesystems Finance SA:
9.75% 1/30/08 (e)	80,000	86,600
9.75% 1/30/08 (Reg. S)	75,000	81,188
Nextel Communications, Inc. 7.375% 8/1/15	150,000	166,875
Nextel Partners, Inc. 8.125% 7/1/11	85,000	93,075
Rogers Wireless, Inc.:
6.375% 3/1/14	140,000	132,300
9.625% 5/1/11	26,000	29,575
Rural Cellular Corp. 8.25% 3/15/12 (e)	60,000	62,850
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	71,000	71,000
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
UbiquiTel Operating Co. 9.875% 3/1/11	$50,000	$53,875
Western Wireless Corp. 9.25% 7/15/13	175,000	184,188
		5,914,461
TOTAL TELECOMMUNICATION SERVICES		20,221,473
UTILITIES - 3.0%
Electric Utilities - 2.0%
AES Gener SA 7.5% 3/25/14 (e)	70,000	71,750
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	187,850
8.25% 4/15/12 (e)	90,000	101,925
10.25% 11/15/07 (e)	26,657	30,456
10.25% 11/15/07 (e)(g)	3,339	3,381
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	313,248
DTE Energy Co.:
6.375% 4/15/33	250,000	257,674
7.05% 6/1/11	50,000	56,825
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,507,722
Exelon Corp. 6.75% 5/1/11	750,000	845,064
FirstEnergy Corp.:
6.45% 11/15/11	25,000	27,392
7.375% 11/15/31	330,000	376,005
Illinois Power Co. 11.5% 12/15/10	55,000	65,175
Nevada Power Co. 6.5% 4/15/12	50,000	52,000
Oncor Electric Delivery Co.:
6.375% 5/1/12	45,000	49,928
6.375% 1/15/15	1,000,000	1,113,045
Pacific Gas & Electric Co.:
4.2% 3/1/11	100,000	99,501
4.8% 3/1/14	135,000	135,203
6.05% 3/1/34	490,000	504,665
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,134,118
Southern California Edison Co.:
4.65% 4/1/15	35,000	34,547
5% 1/15/14	30,000	30,734
TECO Energy, Inc. 7% 5/1/12	80,000	85,800
		7,084,008
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	$100,000	$123,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,344
NiSource Finance Corp. 7.875% 11/15/10	100,000	118,703
Sonat, Inc.:
6.625% 2/1/08	20,000	20,100
6.75% 10/1/07	15,000	15,356
6.875% 6/1/05	85,000	86,275
		388,778
Multi-Utilities & Unregulated Power - 0.9%
AES Corp.:
8.5% 11/1/07	40,000	40,900
8.75% 6/15/08	2,000	2,203
8.75% 5/15/13 (e)	30,000	34,538
8.875% 2/15/11	282,000	324,653
9% 5/15/15 (e)	30,000	34,875
9.375% 9/15/10	7,000	8,164
9.5% 6/1/09	19,000	21,826
10% 12/12/05 (e)	5,919	6,074
CMS Energy Corp.:
8.5% 4/15/11	45,000	51,131
9.875% 10/15/07	135,000	151,538
Constellation Energy Group, Inc. 7.6% 4/1/32	1,000,000	1,203,805
Dominion Resources, Inc.:
6.25% 6/30/12	500,000	548,349
8.125% 6/15/10	170,000	202,363
NRG Energy, Inc. 8% 12/15/13 (e)	220,000	241,450
Utilicorp Canada Finance Corp. 7.75% 6/15/11	60,000	62,250
		2,934,119
TOTAL UTILITIES		10,406,905
TOTAL NONCONVERTIBLE BONDS (Cost $103,984,676)		107,763,234
U.S. Government and Government Agency Obligations - 15.5%

U.S. Government Agency Obligations - 4.7%
Fannie Mae:
4.375% 7/17/13	2,205,000	2,154,907
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.625% 10/15/13	$3,000,000	$3,050,673
5.5% 7/18/12	500,000	508,712
6.25% 3/22/12	300,000	304,317
Freddie Mac:
3.625% 9/15/08	8,000,000	8,086,632
5.25% 11/5/12	280,000	286,909
5.875% 3/21/11	2,095,000	2,289,508
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,681,658
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	1,809,558	1,892,892
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	1,846,008	1,913,501
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		3,806,393
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds:
6.125% 8/15/29	1,245,000	1,470,072
6.375% 8/15/27	210,000	253,911
8% 11/15/21	2,000,000	2,775,390
U.S. Treasury Notes:
1.625% 2/28/06	6,000,000	5,944,452
2.75% 7/31/06	6,734,000	6,765,300
3.125% 4/15/09	1,200,000	1,196,766
4% 11/15/12	2,840,000	2,871,507
4.75% 5/15/14	6,205,000	6,560,820
5% 8/15/11	4,482,000	4,840,385
6.5% 2/15/10	1,070,000	1,231,127
TOTAL U.S. TREASURY OBLIGATIONS		33,909,730
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,840,401)		54,397,781
U.S. Government Agency - Mortgage Securities - 31.4%

Fannie Mae - 31.3%
4% 11/1/19 (f)	5,895,592	5,785,050
4.5% 5/1/18 to 9/1/33	20,081,222	19,973,938
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 11/1/19 (f)	$4,000,000	$4,007,500
5% 11/1/34 (f)	30,609,899	30,485,500
5.5% 11/1/16 to 10/1/34	5,448,323	5,564,667
5.5% 11/1/34 (f)	997,798	1,015,571
6.5% 5/1/08 to 1/1/33	6,227,548	6,602,682
6.5% 11/1/19 to 11/1/34 (f)	5,876,179	6,231,287
7% 5/1/18 to 12/1/33	27,980,001	29,740,170
TOTAL FANNIE MAE		109,406,365
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	365,226	389,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,066,491)		109,796,306
Asset-Backed Securities - 3.2%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (g)	40,000	40,670
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (g)	125,000	125,012
Class M2, 3.0325% 2/25/34 (g)	125,000	125,029
American Express Credit Account Master Trust Series 2004-C Class C, 2.37% 2/15/12 (e)(g)	1,800,000	1,799,887
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	294,521
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.3625% 4/25/34 (g)	65,000	64,997
Class M2, 2.4125% 4/25/34 (g)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (g)	36,924	36,972
Series 2003-HE7 Class A3, 2.23% 12/15/33 (g)	148,658	148,765
Bank One Issuance Trust:
Series 2002-C1 Class C1, 2.83% 12/15/09 (g)	425,000	430,115
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	919,701
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (g)	424,515	424,880
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.04% 2/17/09 (g)	120,000	121,605
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	60,417
Series 2003-B4 Class B4, 2.67% 7/15/11 (g)	90,000	91,550
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2004-6 Class B, 4.15% 7/16/12	$570,000	$570,000
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (g)	30,000	30,871
Chase Credit Card Master Trust Series 2003-6 Class B, 2.22% 2/15/11 (g)	230,000	231,431
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (g)	220,000	219,986
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (g)	1,000,000	1,002,408
Series 2003-C1 Class C1, 3.14% 4/7/10 (g)	305,000	311,792
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (g)	275,000	274,987
Series 2004-3 Class M1, 2.4325% 6/25/34 (g)	75,000	75,074
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (g)	25,000	24,999
Class M4, 2.8325% 3/25/34 (g)	25,000	24,999
Class M6, 3.1825% 3/25/34 (g)	25,000	24,919
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.4825% 1/25/34 (g)	225,000	224,990
Class M2, 3.0825% 1/25/34 (g)	275,000	274,987
GSAMP Trust Series 2004-FM2 Class M1, 2.4325% 1/25/34 (g)	250,000	249,988
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (g)	8,731	8,743
Class M1, 2.8125% 8/25/33 (g)	25,000	25,272
Series 2003-4:
Class M1, 2.7325% 10/25/33 (g)	40,000	40,332
Class M2, 3.8325% 10/25/33 (g)	45,000	45,775
Series 2004-3:
Class M2, 3.1325% 8/25/34 (g)	120,000	119,994
Class M3, 3.3825% 8/25/34 (g)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (e)	7,288	7,307
Series 2003-2N Class A, 8% 9/27/33 (e)	6,178	6,209
Series 2003-5N Class A, 7.5% 1/27/34 (e)	7,591	7,629
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.7825% 7/25/33 (g)	45,000	46,168
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.26% 10/15/10 (g)	80,000	80,437
Series 2003-B3 Class B3, 2.245% 1/18/11 (g)	285,000	285,769
Series 2003-B5 Class B5, 2.24% 2/15/11 (g)	240,000	241,703
Asset-Backed Securities - continued
	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (g)	$100,000	$99,995
Class M2, 2.4825% 7/25/34 (g)	25,000	24,999
Class M3, 2.8825% 7/25/34 (g)	50,000	49,998
Class M4, 3.0325% 7/25/34 (g)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (g)	90,000	91,365
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (g)	55,000	55,820
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (g)	35,000	35,119
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (g)	40,000	40,529
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (e)(g)	170,000	171,397
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (g)	75,000	75,591
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (g)	40,000	40,898
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	175,630
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (g)	28,439	28,487
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (g)	75,000	75,067
Class M4, 2.9075% 6/25/34 (g)	125,000	124,104
Sears Credit Account Master Trust II Series 2002-4 Class A, 2% 8/18/09 (g)	100,000	100,090
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (g)	260,000	262,925
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	365,000	367,984
TOTAL ASSET-BACKED SECURITIES (Cost $11,038,031)		11,085,883
Collateralized Mortgage Obligations - 4.4%

Private Sponsor - 4.3%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (g)	262,177	262,837
Class 2A1, 4.2114% 12/25/33 (g)	366,519	365,117
Series 2003-L Class 2A1, 4.0319% 1/25/34 (g)	2,131,177	2,119,345
Series 2004-1 Class 2A2, 4.7497% 10/25/34 (g)	703,401	710,435
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (g)	904,573	904,208
Class 2A2, 4.1529% 3/25/34 (g)	239,093	238,982
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 3.4176% 4/25/34 (g)	$514,381	$513,838
Series 2004-D:
Class 1A1, 3.597% 5/25/34 (g)	580,403	581,129
Class 2A2, 4.2257% 5/25/34 (g)	668,556	667,745
Series 2004-G Class 2A7, 4.661% 8/25/34 (g)	766,801	773,037
Series 2004-H Class 2A1, 4.5448% 9/25/34 (g)	724,965	728,452
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (g)	250,000	253,125
Class 2A1, 4.8243% 11/25/34 (g)	1,005,000	1,017,248
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (g)	221,870	222,290
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (g)	335,328	335,654
Granite Mortgages PLC floater Series 2004-2 Class 1C, 2.61% 6/20/44 (g)	235,000	235,422
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	91,829	96,166
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.327% 5/25/17 (g)	594,996	618,509
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (g)	507,070	527,670
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	1,830,299	27,414
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,580,319	40,150
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	2,073,092	32,531
Merrill Lynch Trust XXIX Series 29 Class A, 0% 5/1/13	42,615	38,934
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	794,064	826,571
Series 2004-SL2 Class A1, 6.5% 10/25/16	102,799	106,251
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (e)(g)	44,009	44,804
Class B4, 3.5081% 6/10/35 (e)(g)	39,119	39,819
Class B5, 4.1081% 6/10/35 (e)(g)	29,339	29,953
Class B6, 4.6081% 6/10/35 (e)(g)	14,670	14,970
Series 2004-B:
Class B4, 2.9581% 2/10/36 (e)(g)	99,412	99,412
Class B5, 3.4081% 2/10/36 (e)(g)	99,412	99,412
Class B6, 3.8581% 2/10/36 (e)(g)	99,412	99,412
Series 2004-C:
Class B4, 2.79% 9/10/36 (g)	99,890	99,890
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B5, 3.19% 9/10/36 (g)	$99,890	$99,890
Class B6, 3.6081% 9/10/36 (g)	99,890	99,890
Resix Finance Ltd. floater:
Series 2004-A Class B8, 6.8581% 2/10/36 (e)(g)	825,325	825,320
Series 2004-B Class B8, 6.6081% 2/10/36 (e)(g)	198,825	198,825
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	4,889,442	50,041
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	81,741	84,498
Series 2004-RA2 Class 2A, 7% 7/25/33	202,402	210,118
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.457% 9/25/34 (g)	711,880	710,652
TOTAL PRIVATE SPONSOR		15,049,966
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	2,894	2,898
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	4,483	4,497
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay Series 2750 Class ZT, 5% 2/15/34	377,346	340,313
Series 2749 Class MZ, 5% 2/15/24	11,129	11,121
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (g)	25,000	26,939
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	4,739,127	101,759
TOTAL U.S. GOVERNMENT AGENCY		487,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,513,192)		15,537,493
Commercial Mortgage Securities - 2.4%
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 2.34% 11/15/15 (e)(g)	$50,000	$50,251
Class D, 2.42% 11/15/15 (e)(g)	80,000	80,484
Class F, 2.77% 11/15/15 (e)(g)	60,000	60,481
Class H, 3.27% 11/15/15 (e)(g)	50,000	50,339
Class J, 3.82% 11/15/15 (e)(g)	55,000	55,789
Class K, 4.47% 11/15/15 (e)(g)	50,000	50,540
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 2.2925% 4/25/34 (e)(g)	381,308	380,086
Series 2004-2 Class A, 2.3625% 8/25/34 (e)(g)	392,988	393,372
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	4,088,629	274,756
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (e)(g)	206,698	206,685
Series 2004-ESA Class A2, 2.2075% 5/14/16 (e)(g)	350,000	350,154
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	185,865
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	335,680
Class C, 4.937% 5/14/16 (e)	205,000	211,894
Class D, 4.986% 5/14/16 (e)	75,000	77,489
Class E, 5.064% 5/14/16 (e)	230,000	237,335
Class F, 5.182% 5/14/16 (e)	55,000	56,750
COMM floater Series 2002-FL7:
Class A2, 2.22% 11/15/14 (e)(g)	34,016	34,018
Class D, 2.44% 11/15/14 (e)(g)	125,000	125,213
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (e)(g)	105,000	105,066
Class D, 2.4981% 9/15/14 (e)(g)	30,000	30,019
Class E, 2.5581% 9/15/14 (e)(g)	45,000	45,028
Class F, 2.6581% 9/15/14 (e)(g)	35,000	35,022
Class G, 2.8381% 9/15/14 (e)(g)	80,000	80,050
Class H, 2.9381% 9/15/14 (e)(g)	85,000	85,053
Class J, 3.4581% 9/15/14 (e)(g)	30,000	30,019
Class K, 3.8581% 9/15/14 (e)(g)	45,000	45,028
Class L, 4.0581% 9/15/14 (e)(g)	35,000	35,022
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	$132,184	$134,144
Series 2003-TFLA Class G, 2.4433% 4/15/13 (e)(g)	105,000	101,548
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	743,602	800,505
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	59,438
Series 2003-36 Class C, 4.254% 2/16/31	55,000	55,095
Series 2003-47 Class C, 4.227% 10/16/27	105,000	104,924
Series 2003-59 Class D, 3.654% 10/16/27	115,000	110,319
Series 2003-47 Class XA, 0.237% 6/16/43 (g)(i)	6,615,391	356,351
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	315,000	351,008
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	65,242
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	125,747
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	184,906
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	389,570	420,513
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,764
Class C4, 6.893% 5/15/16 (e)	500,000	570,526
Class E3, 7.253% 3/15/13 (e)	235,000	252,260
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	796,743
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,316,304)		8,223,521
Foreign Government and Government Agency Obligations - 2.4%

Argentine Republic 1.98% 8/3/12 (g)	115,000	87,336
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	103,550
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	707,473	702,167
par Z-L 6% 4/15/24	265,000	237,175
11% 8/17/40	430,000	485,040
12% 4/15/10	55,000	65,450
12.25% 3/6/30	70,000	86,310
12.75% 1/15/20	45,000	56,925
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Central Bank of Nigeria promissory note 5.092% 1/5/10	$73,305	$68,909
Chilean Republic:
5.625% 7/23/07	100,000	105,500
7.125% 1/11/12	1,250,000	1,442,188
City of Kiev 8.75% 8/8/08	200,000	209,750
Colombian Republic:
10.75% 1/15/13	160,000	185,800
11.75% 2/25/20	95,000	116,731
Dominican Republic:
Brady 2.75% 8/30/09 (g)	129,166	98,166
9.04% 1/23/13 (e)	25,000	20,250
9.5% 9/27/06 (Reg. S)	15,000	13,163
Ecuador Republic:
12% 11/15/12 (Reg. S)	180,000	180,450
euro par 4.75% 2/28/25 (d)	5,000	3,175
Jamaican Government 10.625% 6/20/17	10,000	9,888
Lebanese Republic:
10.125% 8/6/08	55,000	61,397
10.25% 10/6/09 (Reg. S)	15,000	17,100
Panamanian Republic:
9.625% 2/8/11	25,000	28,438
10.75% 5/15/20	60,000	71,700
Peruvian Republic 9.125% 2/21/12	85,000	95,306
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	44,100
8.375% 2/15/11	345,000	344,138
9.875% 1/15/19	145,000	145,906
Russian Federation:
5% 3/31/30 (Reg. S) (d)	1,032,000	1,033,290
8.25% 3/31/10 (Reg. S)	125,000	138,438
euro 10% 6/26/07	75,000	85,875
State of Israel 4.625% 6/15/13	20,000	19,388
Turkish Republic:
10.5% 1/13/08	50,000	56,875
11% 1/14/13	180,000	221,850
11.75% 6/15/10	255,000	316,200
United Mexican States:
4.625% 10/8/08	160,000	162,720
7.5% 1/14/12	100,000	113,600
Uruguay Republic 7.25% 2/15/11	85,000	80,538
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (g)	$250,000	$222,500
8.5% 10/8/14	40,000	40,700
9.25% 9/15/27	80,000	81,800
10.75% 9/19/13	145,000	168,563
13.625% 8/15/18	65,000	85,800
euro Brady par W-B 6.75% 3/31/20	250,000	246,250
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	63,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,601,482)		8,223,395
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	20	1,200
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	45,315
TOTAL COMMON STOCKS (Cost $36,503)		46,515
Sovereign Loan Participations - 0.0%
	Principal Amount
Indonesian Republic loan participation:
- Credit Suisse First Boston 2.875% 3/28/13 (g)	$121,371	107,413
- Deutsche Bank:
0% 3/21/05 (g)	15,000	14,813
2.875% 3/28/13 (g)	14,286	12,643
- Salomon Brothers 0% 3/21/05 (g)	15,000	14,813
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $145,445)		149,682
Fixed-Income Funds - 9.7%
	Shares	Value
Fidelity Ultra-Short Central Fund (h) (Cost $33,999,988)	341,900	$34,022,469
Cash Equivalents - 12.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04 (j) (Cost $43,026,000)	$43,032,699	43,026,000
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $386,568,513)		392,272,279
NET OTHER ASSETS - (12.1)%		(42,266,166)
NET ASSETS - 100%		$350,006,113
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$400,000	$511
TOTAL CREDIT DEFAULT SWAP		400,000	511
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	8,000,000	36,635
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	$5,000,000	$8,541
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	42,271
TOTAL INTEREST RATE SWAP		14,135,000	87,447
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	1,000,000	10,093
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	500,000	3,717
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	600,000	3,807
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	1,000,000	(390)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,000,000	14,309
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,000,000	89,376
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	$2,000,000	$0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	0
TOTAL TOTAL RETURN SWAP		8,700,000	20,912
		$23,235,000	$208,870
Legend
(a)Non-income producing
(b)Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,053,502 or 6.9% of net assets.

(f)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(i)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$43,026,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$15,803,192
Bank of America, National Association	4,242,468
Bear Stearns & Co. Inc.	2,015,172
Countrywide Securities Corporation	954,555
Credit Suisse First Boston LLC	1,060,617
Goldman, Sachs & Co.	4,242,468
Greenwich Capital Markets, Inc.	2,121,234
J.P. Morgan Securities, Inc.	2,121,234
Morgan Stanley & Co. Incorporated.	3,181,851
Societe Generale, New York Branch	530,308
UBS Securities LLC	5,268,038
WestLB AG	1,484,863
$43,026,000
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $386,913,902. Net unrealized appreciation aggregated $5,358,377, of which $6,348,192 related to appreciated investment securities and $989,815 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Bond Fund

October 31, 2004

ULB-QTLY-1204

1.809108.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
2.34% 5/24/06 (f)	$800,000	$804,139
2.3425% 9/10/07 (f)	630,000	630,414
2.71% 8/8/06 (f)	600,000	607,231
		2,041,784
Media - 0.6%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	968,418
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	484,319
Liberty Media Corp. 3.38% 9/17/06 (f)	2,350,000	2,376,696
		3,829,433
TOTAL CONSUMER DISCRETIONARY		5,871,217
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	307,355
ENERGY - 0.3%
Oil & Gas - 0.3%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,037,027
Enterprise Products Operating LP 4% 10/15/07 (b)	670,000	675,277
Pemex Project Funding Master Trust 3.54% 1/7/05 (b)(f)	150,000	151,200
		1,863,504
FINANCIALS - 1.2%
Capital Markets - 0.0%
State Street Capital Trust II 2.2113% 2/15/08 (f)	300,000	301,589
Consumer Finance - 0.4%
General Motors Acceptance Corp.:
3.08% 9/23/08 (f)	1,500,000	1,483,434
3.3288% 10/20/05 (f)	1,000,000	1,004,111
6.125% 9/15/06	25,000	25,948
6.75% 1/15/06	205,000	212,161
		2,725,654
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	414,342
Real Estate - 0.6%
Arden Realty LP 8.875% 3/1/05	500,000	510,026
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Duke Realty LP 6.875% 3/15/05	$300,000	$304,766
Regency Centers LP 7.125% 7/15/05	400,000	412,040
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,651,273
		3,878,105
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 2.28% 6/2/06 (f)	500,000	502,108
TOTAL FINANCIALS		7,821,798
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,750,500
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	2,059,869
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	2,027,195
France Telecom SA 7.95% 3/1/06 (a)	440,000	468,091
GTE Corp. 6.36% 4/15/06	1,000,000	1,049,872
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,027,992
7.125% 1/30/06	500,000	525,902
Telefonica Europe BV 7.35% 9/15/05	500,000	520,465
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,098,776
		8,778,162
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	953,275
TOTAL TELECOMMUNICATION SERVICES		9,731,437
UTILITIES - 0.8%
Electric Utilities - 0.7%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,047,664
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,207,335
		4,254,999
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$675,000	$707,493
TOTAL UTILITIES		4,962,492
TOTAL NONCONVERTIBLE BONDS (Cost $32,233,412)		32,308,303
U.S. Government Agency Obligations - 5.4%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,963,620
6.25% 3/22/12	2,995,000	3,038,095
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,969,111
1.35% 4/29/05	10,000,000	9,955,150
Freddie Mac 0% 4/19/05 (d)	2,000,000	1,980,096
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,020,872)		34,906,072
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.5%
5.5% 11/1/16 to 2/1/19	6,216,490	6,447,702
6.5% 7/1/16 to 8/1/32	627,290	663,176
7% 8/1/17 to 5/1/32	2,145,161	2,277,917
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,343,500)		9,388,795
Asset-Backed Securities - 22.3%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.2325% 7/25/34 (f)	905,135	905,093
Series 2004-3:
Class 2A4, 2.2825% 10/25/34 (f)	1,200,000	1,198,936
Class 2M3, 3.0525% 10/25/34 (f)	210,000	210,110
Class 2M4, 3.2825% 10/25/34 (f)	85,000	85,080
ACE Securities Corp.:
Series 2002-HE2 Class M1, 2.7825% 8/25/32 (f)	175,000	176,128
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (f)	145,000	147,428
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HE1:
Class A2, 2.3425% 11/25/33 (f)	$479,647	$480,472
Class M1, 2.5825% 11/25/33 (f)	120,000	120,472
Class M2, 3.6325% 11/25/33 (f)	75,000	76,290
Series 2003-HS1:
Class M1, 2.6825% 6/25/33 (f)	50,000	50,173
Class M2, 3.6825% 6/25/33 (f)	50,000	50,731
Series 2003-NC1 Class M1, 2.7125% 7/25/33 (f)	100,000	100,753
Series 2003-TC1 Class A2, 2.3225% 6/25/33 (f)	67,856	67,993
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (f)	150,000	150,014
Class M2, 3.0325% 2/25/34 (f)	175,000	175,040
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.12% 9/15/11 (f)	410,000	410,827
Series 2004-5 Class B, 2.0825% 4/16/12 (f)	2,150,000	2,148,858
Series 2004-C Class C, 2.37% 2/15/12 (b)(f)	1,200,000	1,199,925
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 2.05% 9/12/07 (f)	237,374	237,517
Series 2002-A Class A3, 2.04% 10/12/06 (f)	50,761	50,762
Series 2003-AM Class A4B, 2.31% 11/6/09 (f)	600,000	603,352
Series 2003-BX Class A4B, 2.22% 1/6/10 (f)	140,000	140,862
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	1,001,851
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	366,417
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 2.9325% 2/25/33 (f)	105,000	105,725
Series 2002-AR1 Class M2, 3.2325% 9/25/32 (f)	490,000	492,596
Series 2003-1:
Class A2, 2.3425% 2/25/33 (f)	77,576	77,711
Class M1, 2.8325% 2/25/33 (f)	100,000	101,188
Series 2003-3 Class M1, 2.7325% 3/25/33 (f)	75,000	75,234
Series 2003-6:
Class AV3, 2.2525% 8/25/33 (f)	172,829	172,996
Class S, 5% 5/25/33 (h)	4,022,099	158,511
Series 2003-7 Class M1, 2.7825% 8/25/33 (f)	140,000	141,272
Series 2003-AR1 Class M1, 3.0825% 1/25/33 (f)	500,000	503,456
Series 2004-R2:
Class M1, 2.3625% 4/25/34 (f)	85,000	84,996
Class M2, 2.4125% 4/25/34 (f)	75,000	74,997
Series 2004-R9:
Class A3, 2.2525% 10/25/34 (f)	1,020,000	1,019,643
Class M2, 2.5825% 10/25/34 (f)	720,000	719,260
Class M4, 3.1025% 10/25/34 (f)	925,000	925,030
Asset-Backed Securities - continued
	Principal Amount	Value
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 2.6825% 8/25/32 (f)	$100,000	$100,669
Series 2002-BC7:
Class M1, 2.7325% 10/25/32 (f)	450,000	450,422
Class M2, 2.8325% 10/25/32 (f)	300,000	302,120
Series 2003-BC1 Class M2, 3.0325% 1/25/32 (f)	175,000	175,661
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.2325% 5/25/10 (b)(f)	60,923	60,923
Argent Securities, Inc.:
Series 2003-W3 Class M2, 3.7325% 9/25/33 (f)	800,000	821,736
Series 2003-W6 Class AV2, 2.3025% 1/25/34 (f)	582,971	583,475
Series 2004-W7:
Class M1, 2.4825% 5/25/34 (f)	305,000	304,986
Class M2, 2.5325% 5/25/34 (f)	250,000	249,988
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 3.0825% 1/25/34 (f)	230,000	229,989
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3% 8/15/32 (f)	100,000	100,297
Series 2002-HE3 Class 2A, 2.27% 10/15/32 (f)	19,443	19,458
Series 2003-HE2:
Class A2, 2.25% 4/15/33 (f)	121,850	122,007
Class M1, 2.77% 4/15/33 (f)	1,000,000	1,009,277
Series 2003-HE3 Class A2, 2.22% 6/15/33 (f)	43,109	43,122
Series 2003-HE4:
Class A3, 2.09% 8/15/33 (f)	95,764	95,799
Class M2, 3.87% 8/15/33 (f)	285,000	290,361
Series 2003-HE5 Class A2A, 2.23% 8/15/33 (f)	209,579	209,830
Series 2003-HE6 Class M1, 2.5825% 11/25/33 (f)	215,000	215,853
Series 2003-HE7 Class A3, 2.23% 12/15/33 (f)	487,987	488,338
Series 2004-HE6 Class A2, 2.2925% 6/25/34 (f)	2,590,851	2,590,732
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	141,273	142,001
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.25% 12/15/09 (f)	465,000	467,003
Series 2002-B2 Class B2, 2.21% 5/15/08 (f)	100,000	100,179
Series 2002-B3 Class B, 2.23% 8/15/08 (f)	500,000	501,268
Series 2002-C1 Class C1, 2.83% 12/15/09 (f)	675,000	683,124
Series 2002-C2 Class C2, 2.86% 5/15/08 (f)	2,850,000	2,864,642
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.3788% 5/28/44 (f)	1,281,760	1,281,509
Bayview Financial Asset Trust Series 2000-F Class A, 2.4588% 9/28/43 (f)	327,879	328,545
Asset-Backed Securities - continued
	Principal Amount	Value
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (f)	$593,535	$594,045
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 2.69% 9/25/34 (f)	390,000	390,000
Class M3, 3% 9/25/34 (f)	265,000	265,000
Class M4, 3.15% 9/25/34 (f)	225,000	225,000
Class M5, 3.35% 9/25/34 (f)	210,000	210,000
Series 2004-FR3 Class M3, 2.99% 10/25/34 (f)	845,000	845,000
Series 2004-HE9 Class M2, 3.04% 10/25/34 (f)	490,000	490,000
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 2.34% 6/15/10 (b)(f)	244,636	245,608
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.15% 1/15/10 (f)	425,000	426,859
Series 2004-B Class A4, 1.95% 8/15/11 (f)	1,700,000	1,699,734
Capital One Master Trust:
Series 2001-1 Class B, 2.38% 12/15/10 (f)	500,000	503,345
Series 2001-8A Class B, 2.42% 8/17/09 (f)	405,000	407,893
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.55% 7/15/08 (f)	1,035,000	1,038,678
Series 2003-B1 Class B1, 3.04% 2/17/09 (f)	1,135,000	1,150,176
Series 2003-B6 Class B6, 2.4% 9/15/11 (f)	1,125,000	1,134,626
Series 2004-B1 Class B1, 2.31% 11/15/11 (f)	1,180,000	1,183,760
Capital Trust Ltd. Series 2004-1:
Class A2, 2.36% 7/20/39 (b)(f)	265,000	265,000
Class B, 2.66% 7/20/39 (b)(f)	140,000	140,000
Class C, 3.01% 7/20/39 (b)(f)	180,000	180,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 2.2725% 1/25/32 (f)	1,198	1,198
Series 2002-HE3:
Class M1, 3.0325% 3/25/33 (f)	299,999	305,739
Class M2, 4.1825% 3/25/33 (f)	489,999	497,718
Series 2003-HE1 Class M2, 3.8825% 8/25/33 (f)	215,000	218,702
Series 2003-HE2 Class A, 2.2825% 10/25/33 (f)	299,305	299,438
Series 2003-HE3:
Class M1, 2.6325% 11/25/33 (f)	104,999	105,705
Class M2, 3.6825% 11/25/33 (f)	80,000	81,404
Series 2003-HE4 Class A2, 2.1625% 3/25/34 (f)	653,809	654,219
Series 2004-HE2 Class M2, 3.1325% 7/26/34 (f)	175,000	174,992
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.35% 3/16/09 (f)	200,000	201,209
Series 2002-2 Class C, 2.77% 7/16/07 (f)	1,170,000	1,172,639
Series 2002-6 Class B, 2.22% 1/15/08 (f)	150,000	150,311
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Credit Card Owner Trust: - continued
Series 2004-1 Class B, 2.07% 5/15/09 (f)	$295,000	$294,982
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (f)	900,000	902,167
Series 2001-B2 Class B2, 2.3325% 12/10/08 (f)	615,000	618,506
Series 2002-B1 Class B1, 1.9% 6/25/09 (f)	655,000	656,814
Series 2002-C1 Class C1, 2.7% 2/9/09 (f)	900,000	911,463
Series 2003-C1 Class C1, 3.14% 4/7/10 (f)	1,685,000	1,722,521
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 2.8325% 6/25/31 (f)	150,315	150,497
Series 2002-6 Class AV1, 2.3625% 5/25/33 (f)	177,823	178,128
Series 2003-BC1 Class M2, 3.9325% 9/25/32 (f)	1,025,000	1,051,450
Series 2003-SD3 Class A1, 2.3525% 12/25/32 (b)(f)	121,793	122,072
Series 2004-2 Class M1, 2.4325% 5/25/34 (f)	375,000	374,983
Series 2004-3:
Class 3A4, 2.1825% 8/25/34 (f)	9,328,000	9,268,616
Class M1, 2.4325% 6/25/34 (f)	100,000	100,098
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 3.4325% 10/25/32 (f)	75,000	75,813
Series 2003-8 Class A2, 2.3225% 4/25/34 (f)	429,206	429,905
Series 2004-FRE1:
Class A2, 2.2825% 4/25/34 (f)	707,665	707,632
Class B1, 3.7325% 4/25/34 (f)	605,000	604,970
Class M3, 2.5825% 4/25/34 (f)	610,000	609,971
Discover Card Master Trust I Series 2003-4 Class B1, 2.2% 5/16/11 (f)	550,000	551,943
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	611,292	16,548
Series 2004-T5:
Class AB1, 2.1825% 5/28/35 (f)	1,835,251	1,925,007
Class AB3, 2.3245% 5/28/35 (f)	1,641,454	1,656,330
Class AB8, 2.2825% 5/28/35 (f)	1,637,699	1,736,617
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 2.6125% 11/25/33 (f)	100,000	100,723
Series 2004-1 Class M2, 3.0325% 1/25/35 (f)	300,000	300,904
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (f)	25,000	24,999
Class M4, 2.8325% 3/25/34 (f)	25,000	24,999
Class M6, 3.1825% 3/25/34 (f)	25,000	24,919
First USA Secured Note Trust Series 2001-3 Class C, 2.94% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.3% 10/15/07 (f)	650,000	653,456
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-A Class M2, 3.0825% 1/25/34 (f)	$375,000	$374,982
Series 2004-C:
Class 2A2, 2.4825% 8/25/34 (f)	1,000,000	1,006,719
Class M1, 2.5825% 8/25/34 (f)	540,000	540,000
Class M3, 3.0825% 8/25/34 (f)	1,000,000	1,000,000
GE Business Loan Trust Series 2003-1 Class A, 2.3% 4/15/31 (b)(f)	318,237	320,114
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.8% 8/15/08 (f)	80,000	80,052
Class C, 2.8% 8/15/08 (f)	295,000	296,237
Series 6 Class B, 2.06% 2/17/09 (f)	75,000	74,995
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 2.6313% 3/20/33 (f)	750,000	757,167
Series 2004-FF3 Class M2, 3.0725% 5/25/34 (f)	370,000	369,984
Series 2004-FM1:
Class M1, 2.5825% 11/25/33 (f)	195,000	194,991
Class M2, 3.3325% 11/25/33 (f)	135,000	135,931
5.5% 11/25/32 (b)	257,469	257,211
GSAMP Trust:
Series 2002-NC1 Class A2, 2.2525% 7/25/32 (f)	114,363	114,843
Series 2004-AHL:
Class A2D, 2.2% 8/25/34 (f)	3,360,000	3,360,000
Class M2, 2.99% 8/25/34 (f)	250,000	250,000
Series 2004-FM2 Class M1, 2.4325% 1/25/34 (f)	250,000	249,988
Series 2004-HE1:
Class M1, 2.4825% 5/25/34 (f)	320,000	319,985
Class M2, 3.0825% 5/25/34 (f)	150,000	148,782
Class M3, 3.3325% 5/25/34 (f)	100,000	99,198
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 3.7575% 9/20/09 (b)(f)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 2.3725% 2/25/33 (f)	21,936	21,948
Series 2002-4:
Class A3, 2.4125% 3/25/33 (f)	181,204	181,685
Class M2, 3.9825% 3/25/33 (f)	125,000	126,748
Series 2002-5:
Class A3, 2.4525% 5/25/33 (f)	289,023	290,371
Class M1, 3.1325% 5/25/33 (f)	200,000	203,935
Series 2003-1:
Class A2, 2.4025% 6/25/33 (f)	632,027	633,903
Class M1, 2.9325% 6/25/33 (f)	300,000	302,005
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-2:
Class A2, 2.3125% 8/25/33 (f)	$37,106	$37,157
Class M1, 2.8125% 8/25/33 (f)	80,000	80,870
Series 2003-3:
Class A2, 2.2925% 8/25/33 (f)	186,964	187,091
Class M1, 2.7925% 8/25/33 (f)	330,000	333,531
Series 2003-4:
Class M1, 2.7325% 10/25/33 (f)	170,000	171,410
Class M2, 3.8325% 10/25/33 (f)	200,000	203,446
Series 2003-5:
Class A2, 2.2825% 12/25/33 (f)	567,625	568,008
Class M1, 2.6325% 12/25/33 (f)	160,000	160,890
Class M2, 3.6625% 12/25/33 (f)	70,000	71,400
Series 2003-7 Class A2, 2.3125% 3/25/34 (f)	1,130,841	1,132,135
Series 2003-8 Class M1, 2.6525% 4/25/34 (f)	260,000	261,133
Series 2004-4 Class A2, 2.2525% 10/25/34 (f)	1,117,627	1,118,883
Series 2004-6 Class A2, 2.2825% 12/25/34 (f)	1,721,625	1,718,873
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (b)	7,288	7,307
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.16% 8/15/08 (f)	500,000	500,592
Household Credit Card Master Trust I Series 2002-1 Class B, 2.52% 7/15/08 (f)	300,000	301,494
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.36% 7/20/32 (f)	81,059	81,091
Series 2003-1 Class M, 2.4413% 10/20/32 (f)	68,476	68,625
Series 2003-2:
Class A, 2.24% 9/20/33 (f)	330,647	330,990
Class M, 2.49% 9/20/33 (f)	156,818	157,255
Series 2004-1 Class M, 2.43% 9/20/33 (f)	410,130	410,105
Household Mortgage Loan Trust:
Series 2002-HC1:
Class A, 2.21% 5/20/32 (f)	163,526	163,856
Class M, 2.56% 5/20/32 (f)	78,102	78,201
Series 2003-HC1:
Class A, 2.26% 2/20/33 (f)	297,732	297,873
Class M, 2.56% 2/20/33 (f)	157,373	157,992
Series 2003-HC2:
Class A2, 2.24% 6/20/33 (f)	339,036	339,646
Class M, 2.51% 6/20/33 (f)	282,187	282,450
Series 2004-HC1:
Class A, 2.1613% 2/20/34 (f)	980,947	980,654
Asset-Backed Securities - continued
	Principal Amount	Value
Household Mortgage Loan Trust: - continued
Class M, 2.41% 2/20/34 (f)	$594,926	$594,468
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 2.04% 1/18/11 (f)	1,000,000	1,001,580
Series 2002-3 Class B, 3.12% 9/15/09 (f)	150,000	151,372
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.11% 12/17/07 (f)	355,761	355,895
Keycorp Student Loan Trust Series 1999-A Class A2, 1.9163% 12/27/09 (f)	342,278	343,233
Long Beach Mortgage Loan Trust:
Series 2001-4 Class 2M1, 2.8825% 3/25/32 (f)	765,000	772,156
Series 2003-1:
Class A2, 2.3325% 3/25/33 (f)	77,320	77,408
Class M1, 2.8525% 3/25/33 (f)	300,000	301,906
Series 2003-2 Class M1, 2.7525% 6/25/33 (f)	500,000	502,690
Series 2003-3 Class M1, 2.6825% 7/25/33 (f)	340,000	342,511
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 2.4488% 11/26/34 (f)	255,000	255,000
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 2.4825% 7/25/34 (f)	485,000	484,974
MBNA Asset Backed Note Trust Series 2000-K Class C, 2.67% 3/17/08 (b)(f)	1,000,000	1,004,800
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.245% 10/15/08 (f)	1,250,000	1,252,898
Series 2001-B2 Class B2, 2.23% 1/15/09 (f)	1,000,000	1,003,324
Series 2002-B2 Class B2, 2.25% 10/15/09 (f)	1,034,000	1,038,595
Series 2002-B4 Class B4, 2.37% 3/15/10 (f)	630,000	635,080
Series 2003-B2 Class B2, 2.26% 10/15/10 (f)	125,000	125,682
Series 2003-B3 Class B3, 2.245% 1/18/11 (f)	1,550,000	1,554,181
Series 2003-B5 Class B5, 2.24% 2/15/11 (f)	2,000,000	2,014,195
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.93% 9/15/10 (f)	200,000	201,074
Series 1998-G Class B, 2.27% 2/17/09 (f)	500,000	501,273
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (f)	150,000	149,993
Class M2, 2.4825% 7/25/34 (f)	25,000	24,999
Class M3, 2.8825% 7/25/34 (f)	50,000	49,998
Class M4, 3.0325% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 2.5325% 11/25/09 (b)(f)	15,550	15,511
Series 2003-HE1 Class A1, 2.3825% 7/25/34 (f)	711,335	711,882
Series 2004-FM1 Class M2, 3.0825% 1/25/35 (f)	150,000	150,396
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2004-HE2:
Class A1B, 2.29% 8/25/35 (f)	$1,005,000	$1,005,628
Class A2B, 2.14% 8/25/35 (f)	1,510,000	1,510,000
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (f)	125,000	126,896
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (f)	325,000	329,844
Series 2003-NC10 Class M1, 2.6125% 10/25/33 (f)	830,000	834,065
Series 2003-NC5 Class M2, 3.9325% 4/25/33 (f)	200,000	203,976
Series 2003-NC6 Class M2, 3.8825% 6/27/33 (f)	630,000	643,657
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (f)	120,000	120,407
Series 2004-HE6 Class A2, 2.2725% 8/25/34 (f)	1,927,462	1,927,866
Series 2004-NC6 Class A2, 2.2725% 7/25/34 (f)	576,094	575,511
Series 2004-NC7 Class A3, 2.2325% 7/25/34 (f)	2,000,000	1,998,251
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 2.7825% 2/25/32 (f)	710,724	717,825
Class M2, 3.3325% 2/25/32 (f)	500,000	503,921
Series 2001-NC1 Class M2, 3.0025% 10/25/31 (f)	100,000	100,391
Series 2001-NC2 Class B1, 3.8825% 1/25/32 (f)	679,762	677,205
Series 2001-NC3 Class M2, 3.4325% 10/25/31 (f)	225,000	226,873
Series 2001-NC4:
Class M1, 2.9325% 1/25/32 (f)	140,000	141,851
Class M2, 3.5825% 1/25/32 (f)	105,000	106,516
Series 2002-AM3 Class A3, 2.4225% 2/25/33 (f)	80,371	80,629
Series 2002-HE1 Class M1, 2.5325% 7/25/32 (f)	145,000	145,499
Series 2002-HE2 Class M2, 3.1825% 8/25/32 (f)	100,000	100,491
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (f)	100,000	100,788
Series 2002-NC4 Class M2, 3.5325% 9/25/32 (f)	75,000	75,647
Series 2002-OP1 Class M1, 2.6825% 9/25/32 (f)	95,000	95,626
Series 2003-NC1 Class M2, 3.9825% 11/25/32 (f)	130,000	131,824
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (f)	165,000	168,706
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	502,890	506,395
New Century Finance NIMS Trust Series 2003-A Class NOTE, 8.5% 10/25/33 (b)	21,166	21,239
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 2.3625% 1/25/33 (f)	100,284	100,455
Class AIO, 4.5% 3/25/05 (f)(h)	13,302,840	151,652
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 1.9% 6/15/09 (f)	1,000,000	1,001,037
Series 2004-A Class A4A, 1.98% 6/15/10 (f)	1,325,000	1,325,000
Asset-Backed Securities - continued
	Principal Amount	Value
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (f)	$100,000	$100,089
Class M4, 2.9075% 6/25/34 (f)	170,000	168,781
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.3825% 12/25/33 (f)	608,950	608,577
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	469,386
Option One Mortgage Loan Trust Series 2003-6 Class M1, 2.5825% 11/25/33 (f)	1,025,000	1,029,075
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	485,000	485,000
Class B, 3.474% 12/25/34 (b)	220,000	220,000
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 0% 1/25/35 (c)(f)	945,000	1,012,584
Series 2004-WCW1:
Class M1, 2.5625% 9/25/34 (f)	270,000	270,073
Class M2, 2.6125% 9/25/34 (f)	160,000	160,056
Class M3, 3.1825% 9/25/34 (f)	310,000	310,102
Class M4, 3.3825% 9/25/34 (f)	435,000	435,215
Series 2004-WCW2 Class A2, 2.3125% 10/25/34 (f)	1,476,441	1,476,373
Series 2004-WWF1 Class A5, 0% 1/25/35 (c)(f)	670,000	670,000
Providian Gateway Master Trust Series 2002-B Class A, 2.57% 6/15/09 (b)(f)	400,000	403,095
Residental Asset Securities Corp. Series 2004-KS10 Class M2, 3.1088% 10/25/34 (f)	395,000	395,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 3.21% 10/25/34 (f)	1,300,000	1,300,000
Series 2004-RS6:
Class 2M2, 3.2325% 6/25/34 (f)	250,000	249,988
Class 2M3, 3.3825% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.24% 4/25/33 (f)	90,240	90,388
Saxon Asset Securities Trust Series 2004-2 Class MV1, 2.5125% 8/25/35 (f)	415,000	414,981
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 2% 8/18/09 (f)	800,000	800,717
Class B, 2.295% 8/18/09 (f)	1,080,000	1,082,044
Series 2002-5 Class B, 3.12% 11/17/09 (f)	500,000	501,116
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 2.5825% 8/25/34 (f)	1,000,000	1,004,011
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2925% 2/25/34 (f)	119,711	119,706
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.32% 3/15/11 (b)(f)	$675,000	$675,633
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.3625% 9/25/34 (f)	634,457	636,047
Series 2003-6HE Class A1, 2.4025% 11/25/33 (f)	230,686	231,312
Series 2003-8HE Class A, 2.4025% 12/25/34 (f)	312,424	312,602
Series 2004-1HE Class A1, 2.4425% 2/25/35 (b)(f)	308,818	309,300
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	274,067	274,402
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	660,000	665,395
Series 2004-4 Class D, 3.58% 5/17/12	550,000	549,977
TOTAL ASSET-BACKED SECURITIES (Cost $143,618,247)		144,205,051
Collateralized Mortgage Obligations - 13.2%

Private Sponsor - 8.3%
Adjustable Rate Mortgage Trust floater Series 2004-2 Class 7A3, 2.35% 2/25/35 (f)	2,000,000	2,000,000
Countrywide Home Loans, Inc.:
floater Series 2004-16 Class A1, 2.3325% 9/25/34 (f)	1,168,741	1,167,652
sequential pay Series 2002-5 Class 2A1, 6% 4/25/17	140,178	140,010
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.3325% 3/25/34 (f)	724,334	723,983
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (f)	299,719	300,287
Series 2004-AR5 Class 11A2, 2.3025% 6/25/34 (f)	446,810	445,809
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (f)	553,992	554,531
Series 2004-AR7 Class 6A2, 2.3125% 8/25/34 (f)	927,714	928,618
Series 2004-AR8 Class 8A2, 2.3125% 9/25/34 (f)	854,433	855,722
Series 2003-TFLA Class F, 2.4433% 4/15/13 (b)(f)	235,000	236,678
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 2.2225% 1/25/35 (f)	2,911,826	2,911,136
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.12% 3/20/44 (f)	95,000	95,089
Class 1C, 2.81% 3/20/44 (f)	280,000	281,138
Class 1M, 2.32% 3/20/44 (f)	130,000	130,244
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-2:
Class 1A2, 1.98% 6/20/28 (f)	$500,000	$499,854
Class 1B, 2.08% 6/20/44 (f)	100,000	99,992
Class 1C, 2.61% 6/20/44 (f)	365,000	365,656
Class 1M, 2.19% 6/20/44 (f)	185,000	184,928
Series 2004-3:
Class 1B, 2.0754% 9/20/44 (f)	200,000	199,700
Class 1C, 2.5054% 9/20/44 (f)	605,000	604,335
Class 1M, 2.1854% 9/20/44 (f)	100,000	99,900
Holmes Financing No. 7 PLC floater Series 2 Class M, 2.4% 7/15/40 (f)	195,000	196,850
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.2% 7/15/40 (f)	145,000	145,045
Class C, 2.69% 7/15/40 (f)	2,080,000	2,081,300
Series 2:
Class A, 2.15% 4/15/11 (f)	1,400,000	1,399,727
Class B, 2.24% 7/15/40 (f)	190,000	190,000
Class C, 2.79% 7/15/40 (f)	775,000	775,243
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.29% 10/25/34 (f)	1,500,000	1,500,000
Impac CMB Trust floater Series 2004-6 Class 1A2, 2.3225% 10/25/34 (f)	486,110	485,593
Master Adjustable Rate Mortgages Trust floater Series 2004-11:
Class 2A1, 2.339% 11/25/34 (f)	1,340,000	1,340,000
Class 2A2, 2.399% 11/25/34 (f)	295,000	295,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (f)	989,994	1,030,212
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 2.3225% 3/25/28 (f)	423,485	424,526
Class 2A2, 2.36% 3/25/28 (f)	151,245	151,562
Series 2003-B Class A1, 2.2725% 4/25/28 (f)	385,126	386,097
Series 2003-E Class A2, 2.28% 10/25/28 (f)	844,893	844,371
Series 2003-F Class A2, 2.46% 10/25/28 (f)	853,371	853,604
Series 2004-A Class A2, 2.37% 4/25/29 (f)	1,081,791	1,077,911
Series 2004-B Class A2, 1.8525% 6/25/29 (f)	1,103,726	1,102,132
Series 2004-C Class A2, 2.1506% 7/25/29 (f)	1,489,299	1,486,236
Series 2004-D Class A2, 2.34% 9/25/29 (f)	1,479,401	1,480,424
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2004-E Class A2D, 2.77% 11/25/29 (f)	$1,494,045	$1,493,228
Series 2003-G Class XA1, 1% 1/25/29 (h)	3,585,250	55,786
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.0425% 6/10/42 (f)	2,000,000	2,010,800
Permanent Financing No. 3 PLC floater:
Series 1 Class C, 2.8125% 6/10/42 (f)	1,000,000	1,000,062
Series 2 Class C, 2.9125% 6/10/42 (f)	205,000	206,025
Permanent Financing No. 4 PLC floater Series 2 Class C, 2.13% 6/10/42 (f)	1,145,000	1,144,605
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.3625% 6/10/42 (f)	260,000	259,919
Series 2 Class C, 2.5125% 6/10/42 (f)	390,000	389,878
Series 3 Class C, 2.6825% 6/10/42 (f)	825,000	825,000
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	457,754	476,494
Series 2004-SL2 Class A1, 6.5% 10/25/16	185,038	191,252
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 3.6581% 3/10/35 (b)(f)	97,647	99,042
Class B5, 4.2081% 3/10/35 (b)(f)	97,647	99,636
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 2.4325% 11/25/34 (f)	252,636	253,520
Series 2003-RP2 Class A1, 2.3825% 6/25/33 (b)(f)	310,215	311,205
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	12,861,103	131,626
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	814,536	812,148
Series 2003-7 Class A2, 1.8788% 1/20/34 (f)	424,844	424,826
Series 2004-1 Class A, 2.1913% 2/20/34 (f)	590,792	589,325
Series 2004-10 Class A4, 2.58% 11/20/34 (f)	1,715,000	1,715,000
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	460,824	459,511
Series 2004-5 Class A3, 1.8625% 6/20/34 (f)	759,418	757,994
Series 2004-6:
Class A3A, 2.1638% 6/20/35 (f)	947,450	946,561
Class A3B, 2.3063% 7/20/34 (f)	1,894,899	1,887,941
Series 2004-7:
Class A3A, 2.285% 8/20/34 (f)	999,192	998,482
Class A3B, 2.51% 7/20/34 (f)	1,940,178	1,952,995
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	1,966,558	1,968,632
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.3325% 9/25/33 (b)(f)	408,948	408,748
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.33% 9/25/34 (f)	$1,191,203	$1,193,155
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	268,419	270,918
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	108,989	112,665
TOTAL PRIVATE SPONSOR		53,518,074
U.S. Government Agency - 4.9%
Fannie Mae:
floater Series 2002-89 Class F, 2.2325% 1/25/33 (f)	220,816	221,056
planned amortization class:
Series 1994-81 Class PJ, 8% 7/25/23	112,395	112,985
Series 2002-81 Class PU, 4.5% 5/25/20	2,280,000	2,288,270
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 2.4325% 3/25/32 (f)	271,725	273,836
Series 2002-36 Class FT, 2.4325% 6/25/32 (f)	252,972	254,983
Series 2002-64 Class FE, 2.2388% 10/18/32 (f)	143,601	144,215
Series 2002-74 Class FV, 2.3825% 11/25/32 (f)	165,992	167,111
Series 2003-11:
Class DF, 2.3825% 2/25/33 (f)	177,992	179,019
Class EF, 2.3825% 2/25/33 (f)	160,713	161,539
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	159,439	162,001
Series 2001-70 Class PD, 6% 3/25/29	748,435	751,194
Series 2002-28 Class PJ, 6.5% 3/25/31	1,856,850	1,874,252
Series 2002-52 Class PA, 6% 4/25/31	38,650	39,186
Series 2002-55 Class QB, 5.5% 8/25/12	3,100	3,097
Series 2002-8 Class PD, 6.5% 7/25/30	654,023	663,662
Series 2003-17 Class PQ, 4.5% 3/25/16	855,000	858,788
sequential pay Series 2001-15 Class VA, 6% 6/25/10	22,489	22,482
Series 2002-50 Class LE, 7% 12/25/29	220,886	225,124
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	39,548
Series 2004-33 Class ZK, 4.5% 4/25/34	1,084,810	1,086,622
Series 2004-37 Class ZB, 4.5% 5/25/34	1,880,270	1,881,009
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	504,144	508,170
Series 2256 Class MB, 7.25% 5/15/30	181,041	182,338
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 2.27% 11/15/32 (f)	$57,834	$58,098
Series 2538 Class FB, 2.27% 12/15/32 (f)	286,171	287,251
Series 2551 Class FH, 2.32% 1/15/33 (f)	151,464	152,116
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	6,180	6,176
Series 2136 Class PQ, 6.5% 10/15/27	656,621	660,742
Series 2316 Class PB, 6.5% 9/15/30	890,237	901,388
Series 2368 Class PQ, 6.5% 8/15/30	101,883	102,282
Series 2376 Class JC, 5.5% 2/15/14	375,174	376,073
Series 2394 Class ND, 6% 6/15/27	507,113	514,023
Series 2395 Class PE, 6% 2/15/30	1,394,017	1,417,228
Series 2398 Class DK, 6.5% 1/15/31	289,356	292,353
Series 2410 Class ML, 6.5% 12/15/30	700,954	711,776
Series 2420 Class BE, 6.5% 12/15/30	647,601	656,500
Series 2435 Class GD, 6.5% 2/15/30	180,956	181,779
Series 2443 Class TD, 6.5% 10/15/30	609,500	619,274
Series 2461 Class PG, 6.5% 1/15/31	530,704	535,361
Series 2466 Class EC, 6% 10/15/27	289,492	290,978
Series 2473 Class JB, 5.5% 2/15/29	256,074	256,583
Series 2483 Class DC, 5.5% 7/15/14	855,694	864,022
Series 2490 Class PM, 6% 7/15/28	406,395	409,223
Series 2496 Class OC, 5.5% 9/15/14	2,168,761	2,197,294
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,023,471
Series 2557 Class MA, 4.5% 7/15/16	164,957	165,846
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,898,237	141,201
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	89,791
Series 2776 Class UJ, 4.5% 5/15/20 (h)	721,279	48,840
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	183,035	184,046
Series 2430 Class ZE, 6.5% 8/15/27	267,869	270,277
Series 2445 Class BD, 6.5% 6/15/30	25,579	25,586
Series 2448 Class D, 5.5% 5/15/12	10,603	10,595
Series 2478 Class AF, 6% 8/15/30	1,898,073	1,912,979
Series 2480 Class QW, 5.75% 2/15/30	295,646	297,637
Series 1803 Class A, 6% 12/15/08	290,563	300,756
Series 2749 Class MZ, 5% 2/15/24	14,839	14,828
Series 2759 Class ZB, 5% 3/15/34	959,189	958,972
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2785:
Class JZ, 5% 4/15/34	$948,573	$949,321
Class ZG, 5% 4/15/34	50,912	50,871
Series 2807 Class TZ, 6% 12/15/31	18,811	18,796
Series FHR 2762 Class BZ, 5% 3/15/34	380,786	380,907
Series FHR 2809 Class WZ, 5% 3/15/34	215,890	215,918
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 2.2888% 1/16/27 (f)	181,534	182,462
planned amortization class:
Series 2002-5 Class PD, 6.5% 5/16/31	631,884	649,805
Series 2002-57 Class PJ, 6% 1/20/29	24,402	24,448
TOTAL U.S. GOVERNMENT AGENCY		31,508,360
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,225,672)		85,026,434
Commercial Mortgage Securities - 3.5%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	565,000	584,401
Class D, 7.54% 8/3/10 (b)(f)	750,000	776,148
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.16% 9/8/14 (b)(f)	64,481	64,506
Series 2003-BBA2:
Class A3, 2.19% 11/15/15 (b)(f)	340,000	340,041
Class C, 2.34% 11/15/15 (b)(f)	70,000	70,351
Class D, 2.42% 11/15/15 (b)(f)	110,000	110,666
Class F, 2.77% 11/15/15 (b)(f)	80,000	80,641
Class H, 3.27% 11/15/15 (b)(f)	70,000	70,474
Class J, 3.82% 11/15/15 (b)(f)	70,000	71,004
Class K, 4.47% 11/15/15 (b)(f)	65,000	65,702
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 2.5125% 8/25/33 (b)(f)	406,171	409,455
Series 2003-2 Class A, 2.5125% 12/25/33 (b)(f)	1,018,015	1,025,054
Series 2004-1:
Class A, 2.2925% 4/25/34 (b)(f)	571,962	570,130
Class B, 3.8325% 4/25/34 (b)(f)	95,327	95,089
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 2.3625% 8/25/34 (b)(f)	$628,781	$629,395
Class M1, 2.5125% 8/25/34 (b)(f)	201,406	201,296
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (b)(f)	482,296	482,265
Series 2003-WEST Class A, 2.44% 1/3/15 (b)(f)	364,045	365,316
Series 2004-BBA3 Class E, 2.57% 6/15/17 (b)(f)	960,000	960,342
Series 2004-ESA Class A2, 2.2075% 5/14/16 (b)(f)	565,000	565,248
Series 2004-HS2A:
Class E, 2.7675% 1/14/16 (b)(f)	125,000	125,479
Class F, 2.9175% 1/14/16 (b)(f)	75,000	75,277
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.25% 2/15/12 (b)(f)	800,000	800,856
COMM floater:
Series 2000-FL3A Class C, 2.63% 11/15/12 (b)(f)	174,282	174,212
Series 2002-FL6:
Class K4M, 3.87% 6/14/14 (b)(f)	100,000	100,248
Class L4M, 4.17% 6/14/14 (b)(f)	100,000	100,291
Class M4M, 4.62% 6/14/14 (b)(f)	100,000	100,010
Series 2002-FL7:
Class A2, 2.22% 11/15/14 (b)(f)	114,416	114,423
Class C, 2.37% 11/15/14 (b)(f)	555,000	555,131
Class F, 3.17% 11/15/14 (b)(f)	1,000,000	1,004,751
Class H, 4.12% 11/15/14 (b)(f)	150,000	149,479
Series 2003-FL9 Class B, 2.37% 11/15/15 (b)(f)	1,152,645	1,155,282
Commercial Mortgage Pass Through Certificates floater Series 2004-HTL1:
Class B, 2.32% 7/15/16 (b)(f)	55,000	55,012
Class D, 2.42% 7/15/16 (b)(f)	120,000	120,058
Class E, 2.62% 7/15/16 (b)(f)	85,000	85,018
Class F, 2.67% 7/15/16 (b)(f)	90,000	89,994
Class H, 3.17% 7/15/16 (b)(f)	265,000	264,983
Class J, 3.32% 7/15/16 (b)(f)	100,000	99,994
Class K, 4.22% 7/15/16 (b)(f)	115,000	114,786
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class A2, 2.1581% 9/15/14 (b)(f)	400,000	400,250
Class G, 2.8381% 9/15/14 (b)(f)	150,000	150,094
Class H, 2.9381% 9/15/14 (b)(f)	160,000	160,100
Class J, 3.4581% 9/15/14 (b)(f)	55,000	55,034
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater Series 2004-CNL: - continued
Class K, 3.8581% 9/15/14 (b)(f)	$85,000	$85,053
Class L, 4.0581% 9/15/14 (b)(f)	70,000	70,044
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 2.4488% 11/18/12 (b)(f)	255,000	255,269
Series 2003-TF2A Class A2, 2.19% 11/15/14 (b)(f)	700,000	700,103
Series 2004-FL1 Class B, 2.32% 5/15/14 (b)(f)	1,000,000	1,000,412
Series 2004-TFL1:
Class A2, 2.06% 2/15/14 (b)(f)	505,000	504,839
Class E, 2.42% 2/15/14 (b)(f)	200,000	200,842
Class F, 2.47% 2/15/14 (b)(f)	175,000	175,736
Class G, 2.72% 2/15/14 (b)(f)	125,000	125,455
Class H, 2.97% 2/15/14 (b)(f)	100,000	100,370
Class J, 3.27% 2/15/14 (b)(f)	50,000	50,236
Series 2003-TFLA Class G, 2.4433% 4/15/13 (b)(f)	145,000	140,233
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.09% 7/5/18 (b)(f)	119,859	119,859
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.3466% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A Class H, 4.8563% 7/11/15 (b)(f)	669,501	670,129
Series 2003-LLFA:
Class A2, 2.2575% 12/16/14 (b)(f)	490,000	491,070
Class C, 2.5675% 12/16/14 (b)(f)	110,000	110,943
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 2.39% 10/7/13 (b)(f)	256,465	256,449
Class F, 3.78% 10/7/13 (b)(f)	626,802	623,171
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA Class C, 2.67% 2/15/13 (b)(f)	1,000,000	999,439
Series 2003-CDCA:
Class HBST, 3.47% 2/15/15 (b)(f)	80,000	80,096
Class HEXB, 3.77% 2/15/15 (b)(f)	30,000	30,036
Class JBST, 3.67% 2/15/15 (b)(f)	60,000	60,072
Class JEXB, 3.97% 2/15/15 (b)(f)	50,000	50,060
Class KBST, 4.02% 2/15/15 (b)(f)	35,000	35,042
Class KEXB, 4.37% 2/15/15 (b)(f)	40,000	40,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.1% 5/15/09 (b)(f)	$500,000	$500,716
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 2.4125% 3/24/18 (b)(f)	619,299	619,299
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.05% 3/15/14 (b)(f)	255,000	255,139
Class E, 2.37% 3/15/14 (b)(f)	160,000	160,621
Class F, 2.42% 3/15/14 (b)(f)	130,000	130,469
Class G, 2.65% 3/15/14 (b)(f)	65,000	65,240
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,657,041)		22,709,954
Fixed-Income Funds - 30.8%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $199,099,416)	2,003,403	199,358,672
Cash Equivalents - 11.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $71,339,000) (i)	$71,350,107	71,339,000
TOTAL INVESTMENT PORTFOLIO - 92.7% (Cost $598,537,160)		599,242,281
NET OTHER ASSETS - 7.3%		47,444,565
NET ASSETS - 100%		$646,686,846
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
105 Eurodollar 90 Day Index Contracts	Dec. 2004	$104,389,688	$(5,905)
101 Eurodollar 90 Day Index Contracts	March 2005	100,361,175	(21,916)
100 Eurodollar 90 Day Index Contracts	June 2005	99,323,750	(14,500)
101 Eurodollar 90 Day Index Contracts	Sept. 2005	100,272,800	69,271
99 Eurodollar 90 Day Index Contracts	Dec. 2005	98,236,463	133,654
			160,604
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	March 2006	(1,537,378)	(6,464)
3 Eurodollar 90 Day Index Contracts	June 2006	(1,539,641)	(6,977)
2 Eurodollar 90 Day Index Contracts	Sept. 2006	(1,025,995)	(4,060)
1 Eurodollar 90 Day Index Contracts	Dec. 2006	(510,158)	(429)
1 Eurodollar 90 Day Index Contracts	March 2007	(510,446)	(417)
			(18,347)
			$142,257
Swap Agreements
		Notional Amount	Value
Credit Default Swap
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	$2,000,000	$(2,140)
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	(2,140)
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	24,048
		$6,000,000	$19,768
Legend
(a)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,246,623 or 5.1% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,980,096.
(e)Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$71,339,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$26,202,388
Bank of America, National Association	7,034,198
Bear Stearns & Co. Inc.	3,341,244
Countrywide Securities Corporation	1,582,695
Credit Suisse First Boston LLC	1,758,549
Goldman, Sachs & Co.	7,034,198
Greenwich Capital Markets, Inc.	3,517,099
J.P. Morgan Securities, Inc.	3,517,099
Morgan Stanley & Co. Incorporated.	5,275,648
Societe Generale, New York Branch	879,275
UBS Securities LLC	8,734,638
WestLB AG	2,461,969
$71,339,000
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $598,526,977. Net unrealized appreciation aggregated $715,304, of which $1,327,990 related to appreciated investment securities and $612,686 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

October 31, 2004

GOV-QTLY-1204

1.809070.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 32.2%
Fannie Mae:
2.375% 12/15/05	$80,000	$79,916
2.625% 11/15/06	45,430	45,279
3.25% 1/15/08	82,700	82,889
3.25% 2/15/09	248,550	246,384
4.625% 10/15/14	30,000	30,237
5.125% 1/2/14	65,000	66,784
5.5% 3/15/11	6,695	7,261
6.25% 2/1/11	19,445	21,590
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	22,233	23,103
Federal Home Loan Bank:
1.5% 8/19/05	62,125	61,710
5.8% 9/2/08	13,440	14,592
Financing Corp. - coupon STRIPS 0% 8/3/05	1,989	1,956
Freddie Mac:
2.375% 4/15/06	133,000	132,566
2.75% 10/15/06	41,290	41,262
2.875% 12/15/06	57,480	57,531
3.625% 9/15/08	14,060	14,212
4.5% 1/15/14	73,400	73,805
5.5% 9/15/11	1,240	1,346
5.875% 3/21/11	34,550	37,758
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,570	2,719
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.12% 4/15/06	2,989	3,097
Series 1994-F, 8.187% 12/15/04	104	104
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	1,700	1,781
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	2,246	2,275
6.77% 11/15/13	5,906	6,600
6.99% 5/21/16	18,447	21,339
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured:
5.34% 3/15/06	$21,700	$22,500
5.66% 9/15/11 (a)	11,160	12,141
5.685% 5/15/12	30,825	33,704
6.49% 7/15/07	5,000	5,416
6.67% 9/15/09	2,120	2,400
7.17% 5/15/07	8,500	9,307
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	8,814	8,967
Series 2002-20K Class 1, 5.08% 11/1/22	4,611	4,768
Series 2003 P10B, 5.136% 8/10/13	14,558	14,981
Series 2004-20H Class 1, 5.17% 8/1/24	3,971	4,100
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	115,331
5.89% 8/15/05	29,600	30,254
6.6% 2/15/08	31,257	32,983
6.8% 2/15/12	18,000	20,298
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,790
5.96% 8/1/09	9,930	10,643
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,557	1,643
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,417,322
U.S. Treasury Inflation Protected Obligations - 7.6%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	201,517	256,406
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	77,381	79,640
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		336,046
U.S. Treasury Obligations - 34.4%
U.S. Treasury Bonds:
6.125% 8/15/29	20,000	23,616
8% 11/15/21	142,000	197,053
13.25% 5/15/14	15,000	21,291
U.S. Treasury Notes:
2.5% 5/31/06	31,385	31,423
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 3/15/09	$80,000	$78,219
2.75% 7/31/06	461,550	463,697
3.25% 1/15/09	433,200	435,078
4.25% 8/15/13	60,000	61,324
4.25% 11/15/13	15,000	15,305
4.75% 5/15/14	112,755	119,221
5% 8/15/11	8,030	8,672
5.75% 8/15/10	53,000	59,271
TOTAL U.S. TREASURY OBLIGATIONS		1,514,170
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,219,751)		3,267,538
U.S. Government Agency - Mortgage Securities - 13.4%

Fannie Mae - 12.8%
4% 10/1/18 to 4/1/19	7,256	7,137
4% 11/1/19 (b)	109,739	107,681
5% 11/1/34 (b)	205,000	204,167
5.5% 5/1/09 to 3/1/34	158,102	162,519
6% 9/1/17 to 7/1/20	22,475	23,597
6.5% 1/1/13 to 4/1/33	34,666	36,656
6.5% 11/1/19 (b)	1,492	1,582
6.5% 11/1/34 (b)	4,587	4,822
7% 7/1/13 to 6/1/32	5,379	5,735
7.5% 8/1/10 to 10/1/15	371	394
8% 1/1/22	131	140
8.5% 1/1/15 to 4/1/16	1,218	1,313
9% 5/1/14	1,046	1,138
9.5% 11/15/09 to 10/1/20	1,872	2,085
10% 8/1/10	43	46
11% 3/1/10	9	10
11.5% 6/15/19 to 1/15/21	3,002	3,415
		562,437
Freddie Mac - 0.3%
5% 1/1/09 to 8/1/33	10,157	10,178
7% 4/1/11	6	6
7.5% 7/1/10 to 5/1/16	3,694	3,938
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 1/1/10 to 6/1/11	$92	$96
8.5% 8/1/08 to 12/1/25	355	381
9% 8/1/09 to 12/1/10	139	148
9.75% 8/1/14	306	340
		15,087
Government National Mortgage Association - 0.3%
6% 7/15/08 to 12/15/10	7,971	8,349
6.5% 5/15/28 to 11/15/32	2,447	2,589
7% 10/15/26 to 8/15/32	134	143
7.5% 3/15/28 to 8/15/28	188	202
8% 11/15/06 to 12/15/23	1,913	2,105
8.5% 10/15/08 to 2/15/31	142	151
9.5% 2/15/25	2	2
		13,541
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $585,849)		591,065
Collateralized Mortgage Obligations - 6.5%

U.S. Government Agency - 6.5%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	7,888	8,087
Series 1993-160 Class PK, 6.5% 11/25/22	5,862	5,910
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,760
Series 1994-23 Class PG, 6% 4/25/23	9,565	9,912
Series 1994-27 Class PJ, 6.5% 6/25/23	5,948	6,077
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,672
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,681
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	7,029	7,290
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	35,000	35,870
Series 2002-8 Class PD, 6.5% 7/25/30	6,797	6,897
sequential pay Series 2001-15 Class VA, 6% 6/25/10	228	228
Series 2002-50 Class LE, 7% 12/25/29	1,699	1,731
Series 2004-21 Class ZJ, 5.5% 6/25/32	321	321
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	$3,756	$3,777
Series 2351 Class PX, 6.5% 7/15/30	604	610
sequential pay Series 2516 Class AH, 5% 1/15/16	2,023	2,066
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	9,200	9,743
Series 1560 Class PN, 7% 12/15/12	14,601	15,353
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	7,258	7,437
Series 1614 Class L, 6.5% 7/15/23	8,138	8,566
Series 1727 Class H, 6.5% 8/15/23	12,200	12,497
Series 2368 Class PQ, 6.5% 8/15/30	1,010	1,014
Series 2435 Class GD, 6.5% 2/15/30	1,841	1,849
Series 2461 Class PG, 6.5% 1/15/31	5,522	5,571
Series 2473 Class JB, 5.5% 2/15/29	978	980
Series 2557 Class MA, 4.5% 7/15/16	1,642	1,651
Series 2690 Class TB, 4.5% 12/15/17	8,366	8,510
Series 2763 Class PD, 4.5% 12/15/17	10,150	10,143
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,584
Series 2831 Class PB, 5% 7/15/19	4,945	5,010
sequential pay:
Series 2445 Class BD, 6.5% 6/15/30	250	251
Series 2448 Class XB, 6.5% 10/15/29	6,172	6,192
Series 2749 Class MZ, 5% 2/15/24	152	152
Series 2750 Class CZ, 5% 11/15/32	458	458
Series 2769 Class BU, 5% 3/15/34	10,217	10,212
Series 2807 Class TZ, 6% 12/15/31	169	169
Series 2885 Class PC, 4.5% 4/15/14 (b)	6,515	6,615
target amortization class Series 2156 Class TC, 6.25% 5/15/29	13,000	13,546
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	12,157	12,775
Series 2001-53 Class TA, 6% 12/20/30	1,415	1,428
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $284,181)		285,595
Cash Equivalents - 21.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (Cost $929,022) (c)(d)	$929,167	$929,022
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $5,018,803)		5,073,220
NET OTHER ASSETS - (15.2)%		(668,913)
NET ASSETS - 100%		$4,404,307
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$68,735	$40
Legend

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,141,000 or 0.3% of net assets.

(b)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)Includes investment made with cash collateral received from securities on loan.
(d)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000's)
$929,022,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$341,224
Bank of America, National Association	91,604
Bear Stearns & Co. Inc.	43,512
Countrywide Securities Corporation	20,611
Credit Suisse First Boston LLC	22,901
Goldman, Sachs & Co.	91,604
Greenwich Capital Markets, Inc.	45,802
J.P. Morgan Securities, Inc.	45,802
Morgan Stanley & Co. Incorporated.	68,703
Societe Generale, New York Branch	11,450
UBS Securities LLC	113,748
WestLB AG	32,061
$929,022
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,023,044,000. Net unrealized appreciation aggregated $50,176,000, of which $61,104,000 related to appreciated investment securities and $10,928,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

October 31, 2004

SLM-QTLY-1204

1.809098.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 83.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 49.4%
Fannie Mae:
2.375% 12/15/05	$20,000	$19,979
2.5% 6/15/06	7,375	7,357
2.625% 11/15/06	11,930	11,890
3.25% 1/15/08	11,570	11,596
4.625% 10/15/14	20,000	20,158
5.125% 1/2/14	16,000	16,439
5.5% 3/15/11	33,295	36,108
6% 5/15/11	55,860	62,170
6.25% 2/1/11	1,285	1,427
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	7,274
Federal Farm Credit Bank 9.15% 2/14/05	500	510
Federal Home Loan Bank:
5.8% 9/2/08	16,625	18,050
6.75% 4/10/06	1,000	1,059
Freddie Mac:
2.375% 4/15/06	67,125	66,906
2.75% 10/15/06	28,780	28,760
2.875% 12/15/06	40,070	40,106
3.625% 9/15/08	17,391	17,579
4.375% 2/4/10	27,660	27,744
5.5% 9/15/11	1,000	1,085
5.875% 3/21/11	1,075	1,175
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	3,023	3,198
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	110	111
Series 1994-F, 8.187% 12/15/04	55	55
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	2,000	2,122
Series 1994-B, 7.5% 1/26/06	168	177
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,087	2,322
Private Export Funding Corp. secured:
5.66% 9/15/11 (b)	9,000	9,791
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12	$7,180	$7,851
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	920	950
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	5,943
6.6% 2/15/08	18,370	19,384
6.8% 2/15/12	7,500	8,458
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,527
6.06% 8/1/10	10,000	10,754
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,608	1,697
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		480,712
U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	20,511	21,261
U.S. Treasury Obligations - 31.6%
U.S. Treasury Notes:
2.75% 7/31/06	21,650	21,751
3.25% 1/15/09	14,000	14,061
3.625% 7/15/09	88,985	90,407
3.875% 5/15/09	18,000	18,506
4.75% 5/15/14	23,950	25,323
5.625% 5/15/08	125,116	136,244
5.75% 8/15/10	1,000	1,118
TOTAL U.S. TREASURY OBLIGATIONS		307,410
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $798,469)		809,383
U.S. Government Agency - Mortgage Securities - 6.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.6%
4% 11/1/19 (c)	$20,000	$19,625
5.5% 1/1/09 to 11/1/17	9,062	9,403
6% 10/1/08 to 11/1/17	5,703	5,990
6.5% 4/1/16 to 4/1/33	8,951	9,455
6.5% 11/1/19 (c)	4,839	5,132
6.5% 11/1/34 (c)	81	85
7% 7/1/10 to 9/1/31	1,066	1,131
9% 2/1/13	334	367
9.5% 11/15/09	443	485
10.25% 10/1/09 to 10/1/18	46	51
11% 8/1/10 to 1/1/16	820	924
11.25% 5/1/14 to 1/1/16	102	115
11.5% 9/1/11 to 6/15/19	534	606
12.25% 7/1/12 to 9/1/13	65	73
12.5% 3/1/12 to 7/1/16	437	498
12.75% 10/1/11 to 6/1/15	236	272
13% 7/1/13 to 7/1/15	187	214
13.25% 9/1/11	151	177
13.5% 11/1/14 to 12/1/14	19	22
14.5% 7/1/14	16	19
15% 4/1/12	5	5
		54,649
Freddie Mac - 1.0%
5% 11/1/33	2,899	2,898
6.5% 5/1/08	180	190
8.5% 6/1/14 to 6/1/17	230	241
9% 11/1/09 to 8/1/16	99	106
9.5% 7/1/16 to 8/1/21	766	856
10% 7/1/09 to 3/1/21	1,475	1,632
10.5% 9/1/09 to 5/1/21	195	217
11% 2/1/11 to 9/1/20	97	109
11.25% 2/1/10 to 10/1/14	165	184
11.5% 10/1/15 to 8/1/19	173	196
11.75% 11/1/11 to 7/1/15	25	28
12% 10/1/09 to 11/1/19	295	332
12.25% 8/1/11 to 8/1/15	171	194
12.5% 10/1/09 to 6/1/19	1,632	1,856
12.75% 2/1/10 to 10/1/10	15	17
13% 9/1/10 to 5/1/17	261	299
13.25% 11/1/10 to 12/1/14	54	62
13.5% 11/1/10 to 12/1/13	90	102
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
14% 11/1/12 to 4/1/16	$11	$13
14.5% 12/1/10	2	3
14.75% 3/1/10	4	4
16.25% 7/1/11	2	2
		9,541
Government National Mortgage Association - 0.3%
8% 9/15/06 to 12/15/23	1,107	1,211
8.5% 6/15/16 to 2/15/17	14	16
10.5% 9/15/15 to 10/15/21	1,421	1,606
10.75% 12/15/09 to 3/15/10	27	29
11% 7/20/15 to 1/20/21	77	87
12.5% 12/15/10	2	3
13% 1/15/11 to 3/15/14	153	176
13.25% 8/15/14	12	14
13.5% 5/15/10 to 12/15/14	104	120
14% 6/15/11	9	10
16% 4/15/13	28	33
17% 12/15/11	3	3
		3,308
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $65,812)		67,498
Collateralized Mortgage Obligations - 5.5%

U.S. Government Agency - 5.5%
Fannie Mae:
floater Series 1994-42 Class FK, 3.75% 4/25/24 (d)	7,000	7,074
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	178	203
Series 1994-12 Class PH, 6.25% 1/25/09	2,753	2,867
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	11,275	11,699
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 2.3825% 11/25/32 (d)	8,149	8,204
Series 2002-50 Class LE, 7% 12/25/29	454	463
Series 2004-21 Class ZJ, 5.5% 6/25/32	83	83
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 2.27% 11/15/32 (d)	3,470	3,486
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	$5,844	$5,975
Series 2473 Class JB, 5.5% 2/15/29	373	373
Series 2707 Class QD, 4.5% 5/15/17	3,565	3,563
sequential pay Series 1929 Class EZ, 7.5% 2/17/27	5,546	5,942
Series 2749 Class MZ, 5% 2/15/24	41	41
Series 2769 Class BU, 5% 3/15/34	2,495	2,493
Series 2807 Class TZ, 6% 12/15/31	38	38
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	551	557
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,294)		53,061
Cash Equivalents - 7.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04) (a) (Cost $71,855)	$71,866	71,855
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $989,430)		1,001,797
NET OTHER ASSETS - (3.0)%		(28,994)
NET ASSETS - 100%		$972,803
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$18,045	$10
Legend
(a)Includes investment made with cash collateral received from securities on loan.

(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,791,000 or 1.0% of net assets.

(c)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $989,947,000. Net unrealized appreciation aggregated $11,850,000, of which $13,297,000 related to appreciated investment securities and $1,447,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

October 31, 2004

TBD-QTLY-1204

1.809092.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$200,000	$206,052
7.2% 9/1/09	1,000,000	1,127,457
EaglePicher, Inc. 9.75% 9/1/13	20,000	20,200
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	100,485
Visteon Corp. 7% 3/10/14	80,000	74,600
		1,528,794
Automobiles - 0.7%
Ford Motor Co.:
6.625% 10/1/28	125,000	112,786
7.45% 7/16/31	620,000	603,809
General Motors Corp.:
7.2% 1/15/11	500,000	526,710
8.375% 7/15/33	1,000,000	1,040,587
		2,283,892
Hotels, Restaurants & Leisure - 0.9%
Argosy Gaming Co. 7% 1/15/14	80,000	84,800
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	12,675
10.5% 7/15/11	120,000	117,000
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	66,500
Gaylord Entertainment Co. 8% 11/15/13	160,000	173,600
Herbst Gaming, Inc. 8.125% 6/1/12 (e)	70,000	73,500
HMH Properties, Inc. 7.875% 8/1/08	101,000	104,030
Host Marriott LP 7.125% 11/1/13	35,000	37,713
MGM MIRAGE:
6% 10/1/09	20,000	20,650
6% 10/1/09 (e)	30,000	30,975
8.375% 2/1/11	40,000	45,100
Mohegan Tribal Gaming Authority 7.125% 8/15/14 (e)	40,000	42,600
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	62,400
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	147,150
NCL Corp. Ltd. 10.625% 7/15/14 (e)	80,000	83,200
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	53,188
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	82,800
8.875% 3/15/10	100,000	110,375
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	21,500
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	$225,000	$257,625
Seneca Gaming Corp. 7.25% 5/1/12	50,000	52,625
Six Flags, Inc.:
9.5% 2/1/09	180,000	180,450
9.625% 6/1/14	100,000	95,000
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	105,000
Station Casinos, Inc.:
6% 4/1/12	70,000	72,975
6.5% 2/1/14	40,000	42,200
6.875% 3/1/16	100,000	106,250
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	356,688
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,000
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	115,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	8,000	8,560
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	170,400
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	167,000	206,245
		3,160,274
Household Durables - 0.1%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	70,000
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,900
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	100,000	102,000
8.875% 4/1/12	10,000	11,150
Sealy Mattress Co. 8.25% 6/15/14	50,000	53,125
WCI Communities, Inc. 9.125% 5/1/12	35,000	38,938
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	124,850
		433,963
Media - 2.9%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,188
AMC Entertainment, Inc.:
8% 3/1/14 (e)	220,000	212,300
8.625% 8/15/12 (e)	60,000	65,400
AOL Time Warner, Inc. 7.625% 4/15/31	2,000,000	2,369,620
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	$1,000,000	$1,171,697
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(g)	40,000	42,000
8% 4/15/12 (e)	180,000	192,150
Carmike Cinemas, Inc. 7.5% 2/15/14	60,000	61,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	70,613
Cinemark, Inc. 0% 3/15/14 (c)	100,000	70,500
Comcast Corp. 5.85% 1/15/10	500,000	537,758
Cox Communications, Inc.:
4.625% 6/1/13	90,000	85,793
7.125% 10/1/12	970,000	1,091,017
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	165,200
7.875% 2/15/18	50,000	54,000
Dex Media, Inc.:
0% 11/15/13 (c)	100,000	75,251
8% 11/15/13	10,000	10,700
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	155,625
9.125% 1/15/09	72,000	79,920
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	36,900
Houghton Mifflin Co. 9.875% 2/1/13	70,000	75,600
Innova S. de R.L. 9.375% 9/19/13	160,000	177,800
Liberty Media Corp. 8.25% 2/1/30	1,100,000	1,256,618
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	142,025
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	104,750
Medianews Group, Inc. 6.375% 4/1/14	200,000	197,000
Nexstar Broadcasting, Inc. 7% 1/15/14	130,000	127,400
PanAmSat Corp. 9% 8/15/14 (e)	130,000	137,150
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	130,650
8.875% 5/15/11	25,000	26,125
Radio One, Inc. 8.875% 7/1/11	100,000	110,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	32,100
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National LLC & RNS Co. Corp.: - continued
10.375% 9/1/14 (e)	$30,000	$32,700
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,363
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	72,625
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	160,000	163,000
yankee 10.5% 2/15/07	5,000	5,094
Walt Disney Co. 6.375% 3/1/12	700,000	779,789
		10,231,181
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	20,000	20,800
The May Department Stores Co. 3.95% 7/15/07 (e)	175,000	176,806
		197,606
Specialty Retail - 0.2%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,800
9% 6/15/12	15,000	15,825
Blockbuster, Inc. 9% 9/1/12 (e)	70,000	71,750
Boise Cascade Corp. 7.5% 2/1/08	40,000	44,641
General Nutrition Centers, Inc. 8.5% 12/1/10	20,000	20,250
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	56,375
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	92,700
Sonic Automotive, Inc. 8.625% 8/15/13	50,000	52,875
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,100
United Auto Group, Inc. 9.625% 3/15/12	50,000	55,625
		488,941
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	10,000	9,750
11.625% 1/15/08	10,000	10,200
12.25% 12/15/12	65,000	66,950
		86,900
TOTAL CONSUMER DISCRETIONARY		18,411,551
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.5%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	41,800
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ahold Finance USA, Inc.: - continued
6.875% 5/1/29	$170,000	$167,450
8.25% 7/15/10	40,000	45,600
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	30,000	31,725
8.5% 8/1/14 (e)	60,000	61,200
Pathmark Stores, Inc. 8.75% 2/1/12	100,000	92,000
Rite Aid Corp.:
6% 12/15/05 (e)	20,000	20,150
7.625% 4/15/05	15,000	15,188
Safeway, Inc. 6.5% 3/1/11	1,145,000	1,264,898
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	85,200
The Great Atlantic & Pacific Tea Co. 7.75% 4/15/07	45,000	42,413
		1,867,624
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	42,000
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	90,631
5.125% 10/1/13 (e)	1,060,000	1,082,381
Del Monte Corp. 9.25% 5/15/11	50,000	55,250
Doane Pet Care Co.:
9.75% 5/15/07	50,000	49,750
10.75% 3/1/10	125,000	134,375
Pierre Foods, Inc. 9.875% 7/15/12 (e)	40,000	40,600
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	30,000	31,650
		1,526,637
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	150,000	160,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	20,000	21,100
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	1,240,000	1,305,868
TOTAL CONSUMER STAPLES		4,881,354
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	334,116
Grant Prideco, Inc. 9% 12/15/09	10,000	11,250
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.:
8.625% 12/15/10	$20,000	$22,000
9% 6/1/14	50,000	55,750
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,765
Universal Compression, Inc. 7.25% 5/15/10	40,000	42,800
		471,681
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	78,220
7.125% 3/15/33	185,000	204,773
7.375% 10/1/09	160,000	182,020
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	500,645
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	53,500
7.75% 1/15/15	30,000	33,000
8.375% 11/1/08	50,000	54,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,019
7.75% 1/15/32	15,000	13,819
8.05% 10/15/30	95,000	88,825
El Paso Production Holding Co. 7.75% 6/1/13	140,000	145,600
EnCana Corp. 6.5% 8/15/34	155,000	168,764
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	258,337
Enterprise Products Operating LP:
4.625% 10/15/09 (e)	125,000	126,288
5.6% 10/15/14 (e)	90,000	91,712
EXCO Resources, Inc. 7.25% 1/15/11	30,000	32,025
General Maritime Corp. 10% 3/15/13	310,000	356,500
Giant Industries, Inc. 8% 5/15/14	130,000	135,525
Hurricane Finance BV 9.625% 2/12/10 (e)	50,000	55,250
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	20,000	20,450
Newfield Exploration Co. 6.625% 9/1/14 (e)	90,000	96,300
OAO Gazprom 9.625% 3/1/13	220,000	251,636
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	55,550
8.25% 3/15/13	40,000	44,800
Pan American Energy LLC 7.125% 10/27/09 (e)	30,000	30,075
Pecom Energia SA 9% 5/1/09 (Reg. S)	95,000	99,988
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust:
6.125% 8/15/08	$250,000	$265,000
7.375% 12/15/14	500,000	554,000
Petrobras Energia SA 9.375% 10/30/13	50,000	51,625
Range Resources Corp. 7.375% 7/15/13	40,000	42,400
Ship Finance International Ltd. 8.5% 12/15/13	330,000	334,950
Teekay Shipping Corp. 8.875% 7/15/11	30,000	34,500
The Coastal Corp.:
6.375% 2/1/09	5,000	4,931
6.5% 5/15/06	65,000	66,544
6.5% 6/1/08	100,000	100,000
7.5% 8/15/06	50,000	52,188
7.75% 6/15/10	200,000	207,000
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,600
7.625% 7/15/19	30,000	33,750
7.875% 9/1/21	35,000	39,769
8.125% 3/15/12	30,000	35,100
8.75% 3/15/32	165,000	187,275
YPF SA yankee 9.125% 2/24/09	185,000	205,813
		5,403,566
TOTAL ENERGY		5,875,247
FINANCIALS - 9.0%
Capital Markets - 1.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	100,000	98,217
4.25% 9/4/12 (g)	205,000	207,614
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	170,000	189,125
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	455,214
E*TRADE Financial Corp. 8% 6/15/11 (e)	130,000	136,825
Equinox Holdings Ltd. 9% 12/15/09	20,000	20,800
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,142,269
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,171,647
6.6% 1/15/12	500,000	561,743
Legg Mason, Inc. 6.75% 7/2/08	30,000	33,117
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$720,000	$705,335
6.6% 4/1/12	1,100,000	1,239,757
		5,961,663
Commercial Banks - 1.6%
Bank of America Corp. 7.4% 1/15/11	1,000,000	1,171,586
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,557
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	140,000	141,386
5.25% 2/10/14 (e)	515,000	533,736
Korea Development Bank:
3.875% 3/2/09	685,000	685,107
4.75% 7/20/09	320,000	330,617
5.75% 9/10/13	265,000	286,759
National Westminster Bank PLC yankee 7.375% 10/1/09	1,500,000	1,736,496
Wachovia Corp. 4.875% 2/15/14	600,000	604,191
Western Financial Bank 9.625% 5/15/12	15,000	17,100
		5,542,535
Consumer Finance - 1.3%
American General Finance Corp. 4% 3/15/11	655,000	639,642
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,900
Capital One Bank:
4.875% 5/15/08	1,075,000	1,116,311
6.5% 6/13/13	1,090,000	1,196,972
Ford Motor Credit Co.:
7% 10/1/13	500,000	528,027
7.875% 6/15/10	250,000	277,414
General Motors Acceptance Corp. 6.875% 9/15/11	525,000	546,517
Household Finance Corp.:
4.75% 5/15/09	100,000	103,776
6.375% 11/27/12	30,000	33,491
6.75% 5/15/11	40,000	45,246
		4,556,296
Diversified Financial Services - 2.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	31,838
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	69,773
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	$50,000	$52,250
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	119,313
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	10,000	10,038
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	150,000	94,125
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	54,000
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	205,000	236,775
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,550
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	52,750
9.875% 10/15/14 (e)	50,000	53,000
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	202,232
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	1,720,000	1,785,833
7.45% 11/24/33 (e)	300,000	313,772
Ispat Inland ULC 9.75% 4/1/14	70,000	85,050
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,476,435
Jostens IH Corp. 7.625% 10/1/12 (e)	40,000	41,400
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	48,800
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	1,400,000	1,456,769
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	42,200
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	11,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	123,000
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (c)(e)	70,000	51,450
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	20,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	116,875
UGS Corp. 10% 6/1/12 (e)	30,000	33,038
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	448,525
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	$30,000	$33,000
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (e)	215,000	230,050
		7,326,441
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	499,285
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	637,720
Travelers Property Casualty Corp.:
5% 3/15/13	25,000	24,857
6.375% 3/15/33	35,000	36,000
		1,197,862
Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (e)	85,000	89,675
Boston Properties, Inc. 6.25% 1/15/13	500,000	543,985
Camden Property Trust 5.875% 11/30/12	200,000	212,135
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	208,707
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,400
Dominion Resources, Inc. 5.125% 12/15/09	500,000	522,478
EOP Operating LP:
4.65% 10/1/10	595,000	604,313
4.75% 3/15/14	600,000	583,340
7% 7/15/11	500,000	566,710
Gables Realty LP 5.75% 7/15/07	585,000	613,240
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	424,644
La Quinta Properties, Inc. 7% 8/15/12 (e)	50,000	53,625
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,875
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	110,250
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	71,663
Senior Housing Properties Trust 7.875% 4/15/15	20,000	22,100
		4,689,140
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	701,532
Independence Community Bank Corp. 3.75% 4/1/14 (g)	275,000	268,111
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$1,200,000	$1,231,332
4.625% 4/1/14	100,000	96,335
		2,297,310
TOTAL FINANCIALS		31,571,247
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	140,000
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	50,000	53,500
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,750
		216,250
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	78,400
Beverly Enterprises, Inc. 7.875% 6/15/14 (e)	70,000	74,900
Concentra Operating Corp.:
9.125% 6/1/12 (e)	10,000	11,050
9.5% 8/15/10	110,000	122,100
HealthSouth Corp. 8.5% 2/1/08	85,000	86,700
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (e)	100,000	106,750
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	30,000	34,050
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	23,100
Psychiatric Solutions, Inc. 10.625% 6/15/13	105,000	120,225
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	68,250
6.5% 6/1/12	15,000	13,538
7.375% 2/1/13	75,000	70,125
U.S. Oncology, Inc.:
9% 8/15/12 (e)	30,000	32,400
10.75% 8/15/14 (e)	80,000	87,200
		928,788
Pharmaceuticals - 0.0%
Biovail Corp. yankee 7.875% 4/1/10	105,000	109,725
Leiner Health Products, Inc. 11% 6/1/12	20,000	21,675
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (e)	$30,000	$31,350
8% 4/15/14 (e)	30,000	32,100
		194,850
TOTAL HEALTH CARE		1,339,888
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.7%
BE Aerospace, Inc.:
8.5% 10/1/10	100,000	109,500
9.5% 11/1/08	55,000	56,925
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	304,973
Orbital Sciences Corp. 9% 7/15/11	135,000	151,200
Raytheon Co. 5.5% 11/15/12	1,550,000	1,642,211
		2,264,809
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	44,750
6.977% 11/23/22	11,499	10,234
7.377% 5/23/19	51,886	28,018
7.379% 5/23/16	53,179	28,717
7.8% 4/1/08	65,000	54,600
AMR Corp. 9% 8/1/12	85,000	50,150
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	3,872	2,943
6.9% 7/2/18	4,746	3,560
7.73% 9/15/12	4,680	3,183
8.321% 11/1/06	5,000	4,650
Delta Air Lines, Inc. 7.9% 12/15/09	50,000	23,000
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	15,000	9,750
7.57% 11/18/10	705,000	667,892
7.779% 11/18/05	50,000	35,000
7.779% 1/2/12	25,047	12,273
7.92% 5/18/12	135,000	89,100
Northwest Airlines, Inc.:
7.875% 3/15/08	25,000	16,750
9.875% 3/15/07	60,000	46,200
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	$8,102	$6,482
7.67% 1/2/15	8,505	6,804
		1,144,056
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	22,500
Nortek, Inc. 8.5% 9/1/14 (e)	100,000	106,000
		128,500
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	64,400
7.875% 4/15/13	20,000	20,350
10% 8/1/09	47,000	49,350
Boise Cascade Office Products Corp. 7.05% 5/15/05	140,000	143,360
Cenveo Corp. 7.875% 12/1/13	60,000	58,050
		335,510
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	54,000
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	22,600
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11	20,000	19,450
Tyco International Group SA yankee 6.375% 2/15/06	20,000	20,879
		40,329
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	15,000	11,250
9.5% 12/1/10 (g)	20,000	23,000
Dresser, Inc. 9.375% 4/15/11	15,000	16,688
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	52,375
Invensys PLC 9.875% 3/15/11 (e)	150,000	156,750
Navistar International Corp. 7.5% 6/15/11	30,000	32,325
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	63,300
Terex Corp. 7.375% 1/15/14	100,000	108,000
		463,688
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Marine - 0.1%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	$40,000	$43,600
OMI Corp. 7.625% 12/1/13	95,000	100,225
		143,825
Road & Rail - 0.1%
CSX Corp. 7.45% 5/1/07	100,000	109,431
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,000
TFM SA de CV yankee 11.75% 6/15/09	140,000	141,750
		354,181
TOTAL INDUSTRIALS		4,951,498
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Motorola, Inc. 8% 11/1/11	900,000	1,085,491
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	24,250
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	27,750
		1,137,491
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	106,000
IT Services - 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	118,800
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	129,675
Xerox Corp.:
7.125% 6/15/10	20,000	21,650
7.2% 4/1/16	165,000	174,075
7.625% 6/15/13	60,000	65,625
		391,025
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 7.125% 7/15/14 (e)	60,000	63,300
Viasystems, Inc. 10.5% 1/15/11	50,000	49,500
		112,800
TOTAL INFORMATION TECHNOLOGY		1,866,116
MATERIALS - 2.3%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	80,000	90,400
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Borden US Finance Corp./Nova Scotia Finance ULC:
6.82% 7/15/10 (e)(g)	$70,000	$71,050
9% 7/15/14 (e)	70,000	75,425
Braskem SA 12.5% 11/5/08	15,000	16,988
Equistar Chemicals LP:
6.5% 2/15/06	75,000	77,250
7.55% 2/15/26	100,000	95,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	166,206
Georgia Gulf Corp. 7.125% 12/15/13	90,000	96,975
Huntsman International LLC 9.875% 3/1/09	115,000	125,638
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	32,250
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	46,613
Koppers, Inc. 9.875% 10/15/13	50,000	56,500
Lubrizol Corp.:
5.5% 10/1/14	105,000	105,871
6.5% 10/1/34	195,000	196,527
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	219,000
10.875% 5/1/09	55,000	58,438
Millennium America, Inc. 9.25% 6/15/08	230,000	255,875
Nalco Co.:
7.75% 11/15/11	130,000	141,050
8.875% 11/15/13	100,000	109,000
OMNOVA Solutions, Inc. 11.25% 6/1/10	20,000	22,050
Pliant Corp. 0% 6/15/09 (c)	60,000	53,100
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	72,975
13.5% 11/15/10	35,000	34,388
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	12,800
		2,231,869
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	230,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	215,000	239,188
BWAY Corp. 10% 10/15/10	105,000	111,038
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	101,850
Crown European Holdings SA 9.5% 3/1/11	35,000	39,638
Graphic Packaging International, Inc.:
8.5% 8/15/11	120,000	134,400
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - continued
Graphic Packaging International, Inc.: - continued
9.5% 8/15/13	$170,000	$195,500
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	32,175
8.25% 10/1/12	110,000	121,825
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	16,125
8.875% 2/15/09	50,000	54,500
Owens-Illinois, Inc.:
7.15% 5/15/05	60,000	61,200
7.35% 5/15/08	50,000	51,625
7.5% 5/15/10	95,000	98,800
7.8% 5/15/18	45,000	44,550
8.1% 5/15/07	110,000	116,600
Sealed Air Corp.:
5.625% 7/15/13 (e)	25,000	25,734
6.875% 7/15/33 (e)	55,000	58,860
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	102,000
		1,605,608
Metals & Mining - 0.4%
Arch Western Finance LLC 6.75% 7/1/13	100,000	106,250
California Steel Industries, Inc. 6.125% 3/15/14	40,000	39,100
Century Aluminum Co. 7.5% 8/15/14 (e)	40,000	42,300
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (e)	165,000	172,136
6.375% 11/30/12 (e)	335,000	371,167
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	75,000	76,406
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (e)	50,000	53,625
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	72,750
10.125% 2/1/10	105,000	118,388
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,500
International Steel Group, Inc. 6.5% 4/15/14	70,000	74,725
Massey Energy Co. 6.625% 11/15/10	40,000	41,800
Peabody Energy Corp. 6.875% 3/15/13	20,000	21,950
Phelps Dodge Corp. 8.75% 6/1/11	40,000	49,300
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	60,000	59,400
		1,319,797
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.8%
Boise Cascade Corp. 8% 2/24/06	$25,000	$26,446
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.005% 10/15/12 (e)(g)	30,000	30,675
7.125% 10/15/14 (e)	30,000	31,350
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	221,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	16,388
7.5% 5/15/06	50,000	53,000
7.75% 11/15/29	10,000	10,925
8% 1/15/24	130,000	150,800
8.125% 5/15/11	5,000	5,825
International Paper Co.:
4.25% 1/15/09	95,000	95,868
5.5% 1/15/14	235,000	242,512
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	127,800
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	41,400
Riverside Forest Products Ltd. 7.875% 3/1/14	40,000	42,500
Solo Cup Co. 8.5% 2/15/14	145,000	142,100
Stone Container Corp.:
8.375% 7/1/12	200,000	221,000
9.75% 2/1/11	30,000	33,450
Weyerhaeuser Co.:
5.25% 12/15/09	1,000,000	1,054,354
7.375% 3/15/32	260,000	303,288
		2,850,681
TOTAL MATERIALS		8,237,955
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.1%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	35,000	37,818
BellSouth Corp. 6.55% 6/15/34	1,800,000	1,924,443
British Telecommunications PLC:
8.375% 12/15/10	190,000	230,557
8.875% 12/15/30	145,000	193,793
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	28,500
Deutsche Telekom International Finance BV:
5.25% 7/22/13	85,000	87,883
8.5% 6/15/10	305,000	367,452
8.75% 6/15/30	895,000	1,181,010
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Empresa Brasileira de Telecomm SA 11% 12/15/08	$155,000	$172,825
Eschelon Operating Co. 8.375% 3/15/10	70,000	56,000
France Telecom SA 8.75% 3/1/11	815,000	978,835
Koninklijke KPN NV yankee 8% 10/1/10	500,000	598,372
KT Corp. 5.875% 6/24/14 (e)	280,000	300,336
Level 3 Communications, Inc. 10.5% 12/1/08	255,000	198,900
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	85,000	73,100
MCI, Inc.:
5.908% 5/1/07	36,000	36,000
6.688% 5/1/09	36,000	35,550
New Skies Satellites NV 9.125% 11/1/12 (e)(f)	30,000	30,750
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	209,000
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	65,250
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	47,500
7.25% 2/15/11	35,000	32,550
7.625% 8/3/21	20,000	16,600
Qwest Communications International, Inc.:
5.2113% 2/15/09 (e)(g)	40,000	38,900
7.5% 2/15/14 (e)	160,000	152,400
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	251,350
14% 12/15/10 (e)(g)	20,000	23,700
14.5% 12/15/14 (e)(g)	110,000	135,300
SBC Communications, Inc.:
6.15% 9/15/34	500,000	505,095
6.45% 6/15/34	400,000	420,461
Sprint Capital Corp.:
7.625% 1/30/11	500,000	584,779
8.375% 3/15/12	1,100,000	1,350,012
Telecom Italia Capital:
4.95% 9/30/14 (e)	415,000	411,809
6% 9/30/34 (e)	500,000	491,442
Telefonica de Argentina SA 9.125% 11/7/10	55,000	56,925
Telefonica Europe BV 7.75% 9/15/10	700,000	829,777
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	60,200
TELUS Corp. yankee 7.5% 6/1/07	180,000	197,780
U.S. West Communications 6.875% 9/15/33	165,000	140,250
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
7.25% 12/1/10	$1,030,000	$1,201,432
7.375% 9/1/12	465,000	552,376
		14,307,012
Wireless Telecommunication Services - 1.7%
America Movil SA de CV:
4.125% 3/1/09	285,000	280,494
5.5% 3/1/14	255,000	250,605
American Tower Corp. 7.5% 5/1/12	105,000	109,725
AT&T Wireless Services, Inc.:
7.875% 3/1/11	455,000	542,045
8.75% 3/1/31	1,085,000	1,456,632
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	60,000	60,600
Cingular Wireless LLC 7.125% 12/15/31	1,500,000	1,702,491
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,600
7.5% 12/1/13	10,000	10,650
9.375% 8/1/11	65,000	73,775
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,938
Globe Telecom, Inc. 9.75% 4/15/12	55,000	60,225
Inmarsat Finance PLC 7.625% 6/30/12	70,000	70,700
Intelsat Ltd.:
6.5% 11/1/13	30,000	25,575
7.625% 4/15/12	20,000	18,900
Kyivstar GSM 10.375% 8/17/09 (e)	100,000	110,380
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	80,600
Mobile Telesystems Finance SA:
9.75% 1/30/08 (e)	80,000	86,600
9.75% 1/30/08 (Reg. S)	75,000	81,188
Nextel Communications, Inc. 7.375% 8/1/15	150,000	166,875
Nextel Partners, Inc. 8.125% 7/1/11	85,000	93,075
Rogers Wireless, Inc.:
6.375% 3/1/14	140,000	132,300
9.625% 5/1/11	26,000	29,575
Rural Cellular Corp. 8.25% 3/15/12 (e)	60,000	62,850
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	71,000	71,000
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
UbiquiTel Operating Co. 9.875% 3/1/11	$50,000	$53,875
Western Wireless Corp. 9.25% 7/15/13	175,000	184,188
		5,914,461
TOTAL TELECOMMUNICATION SERVICES		20,221,473
UTILITIES - 3.0%
Electric Utilities - 2.0%
AES Gener SA 7.5% 3/25/14 (e)	70,000	71,750
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	187,850
8.25% 4/15/12 (e)	90,000	101,925
10.25% 11/15/07 (e)	26,657	30,456
10.25% 11/15/07 (e)(g)	3,339	3,381
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	313,248
DTE Energy Co.:
6.375% 4/15/33	250,000	257,674
7.05% 6/1/11	50,000	56,825
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,507,722
Exelon Corp. 6.75% 5/1/11	750,000	845,064
FirstEnergy Corp.:
6.45% 11/15/11	25,000	27,392
7.375% 11/15/31	330,000	376,005
Illinois Power Co. 11.5% 12/15/10	55,000	65,175
Nevada Power Co. 6.5% 4/15/12	50,000	52,000
Oncor Electric Delivery Co.:
6.375% 5/1/12	45,000	49,928
6.375% 1/15/15	1,000,000	1,113,045
Pacific Gas & Electric Co.:
4.2% 3/1/11	100,000	99,501
4.8% 3/1/14	135,000	135,203
6.05% 3/1/34	490,000	504,665
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,134,118
Southern California Edison Co.:
4.65% 4/1/15	35,000	34,547
5% 1/15/14	30,000	30,734
TECO Energy, Inc. 7% 5/1/12	80,000	85,800
		7,084,008
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	$100,000	$123,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,344
NiSource Finance Corp. 7.875% 11/15/10	100,000	118,703
Sonat, Inc.:
6.625% 2/1/08	20,000	20,100
6.75% 10/1/07	15,000	15,356
6.875% 6/1/05	85,000	86,275
		388,778
Multi-Utilities & Unregulated Power - 0.9%
AES Corp.:
8.5% 11/1/07	40,000	40,900
8.75% 6/15/08	2,000	2,203
8.75% 5/15/13 (e)	30,000	34,538
8.875% 2/15/11	282,000	324,653
9% 5/15/15 (e)	30,000	34,875
9.375% 9/15/10	7,000	8,164
9.5% 6/1/09	19,000	21,826
10% 12/12/05 (e)	5,919	6,074
CMS Energy Corp.:
8.5% 4/15/11	45,000	51,131
9.875% 10/15/07	135,000	151,538
Constellation Energy Group, Inc. 7.6% 4/1/32	1,000,000	1,203,805
Dominion Resources, Inc.:
6.25% 6/30/12	500,000	548,349
8.125% 6/15/10	170,000	202,363
NRG Energy, Inc. 8% 12/15/13 (e)	220,000	241,450
Utilicorp Canada Finance Corp. 7.75% 6/15/11	60,000	62,250
		2,934,119
TOTAL UTILITIES		10,406,905
TOTAL NONCONVERTIBLE BONDS (Cost $103,984,676)		107,763,234
U.S. Government and Government Agency Obligations - 15.5%

U.S. Government Agency Obligations - 4.7%
Fannie Mae:
4.375% 7/17/13	2,205,000	2,154,907
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.625% 10/15/13	$3,000,000	$3,050,673
5.5% 7/18/12	500,000	508,712
6.25% 3/22/12	300,000	304,317
Freddie Mac:
3.625% 9/15/08	8,000,000	8,086,632
5.25% 11/5/12	280,000	286,909
5.875% 3/21/11	2,095,000	2,289,508
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,681,658
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	1,809,558	1,892,892
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	1,846,008	1,913,501
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		3,806,393
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds:
6.125% 8/15/29	1,245,000	1,470,072
6.375% 8/15/27	210,000	253,911
8% 11/15/21	2,000,000	2,775,390
U.S. Treasury Notes:
1.625% 2/28/06	6,000,000	5,944,452
2.75% 7/31/06	6,734,000	6,765,300
3.125% 4/15/09	1,200,000	1,196,766
4% 11/15/12	2,840,000	2,871,507
4.75% 5/15/14	6,205,000	6,560,820
5% 8/15/11	4,482,000	4,840,385
6.5% 2/15/10	1,070,000	1,231,127
TOTAL U.S. TREASURY OBLIGATIONS		33,909,730
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,840,401)		54,397,781
U.S. Government Agency - Mortgage Securities - 31.4%

Fannie Mae - 31.3%
4% 11/1/19 (f)	5,895,592	5,785,050
4.5% 5/1/18 to 9/1/33	20,081,222	19,973,938
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 11/1/19 (f)	$4,000,000	$4,007,500
5% 11/1/34 (f)	30,609,899	30,485,500
5.5% 11/1/16 to 10/1/34	5,448,323	5,564,667
5.5% 11/1/34 (f)	997,798	1,015,571
6.5% 5/1/08 to 1/1/33	6,227,548	6,602,682
6.5% 11/1/19 to 11/1/34 (f)	5,876,179	6,231,287
7% 5/1/18 to 12/1/33	27,980,001	29,740,170
TOTAL FANNIE MAE		109,406,365
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	365,226	389,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $109,066,491)		109,796,306
Asset-Backed Securities - 3.2%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.7825% 11/25/32 (g)	40,000	40,670
Series 2004-HE1:
Class M1, 2.4325% 2/25/34 (g)	125,000	125,012
Class M2, 3.0325% 2/25/34 (g)	125,000	125,029
American Express Credit Account Master Trust Series 2004-C Class C, 2.37% 2/15/12 (e)(g)	1,800,000	1,799,887
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	294,521
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.3625% 4/25/34 (g)	65,000	64,997
Class M2, 2.4125% 4/25/34 (g)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.25% 4/15/33 (g)	36,924	36,972
Series 2003-HE7 Class A3, 2.23% 12/15/33 (g)	148,658	148,765
Bank One Issuance Trust:
Series 2002-C1 Class C1, 2.83% 12/15/09 (g)	425,000	430,115
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	919,701
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.4088% 2/28/44 (g)	424,515	424,880
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.04% 2/17/09 (g)	120,000	121,605
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	60,417
Series 2003-B4 Class B4, 2.67% 7/15/11 (g)	90,000	91,550
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2004-6 Class B, 4.15% 7/16/12	$570,000	$570,000
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.8325% 10/25/33 (g)	30,000	30,871
Chase Credit Card Master Trust Series 2003-6 Class B, 2.22% 2/15/11 (g)	230,000	231,431
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.07% 5/15/09 (g)	220,000	219,986
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.72% 10/15/07 (g)	1,000,000	1,002,408
Series 2003-C1 Class C1, 3.14% 4/7/10 (g)	305,000	311,792
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.4325% 5/25/34 (g)	275,000	274,987
Series 2004-3 Class M1, 2.4325% 6/25/34 (g)	75,000	75,074
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.4825% 3/25/34 (g)	25,000	24,999
Class M4, 2.8325% 3/25/34 (g)	25,000	24,999
Class M6, 3.1825% 3/25/34 (g)	25,000	24,919
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.4825% 1/25/34 (g)	225,000	224,990
Class M2, 3.0825% 1/25/34 (g)	275,000	274,987
GSAMP Trust Series 2004-FM2 Class M1, 2.4325% 1/25/34 (g)	250,000	249,988
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.3125% 8/25/33 (g)	8,731	8,743
Class M1, 2.8125% 8/25/33 (g)	25,000	25,272
Series 2003-4:
Class M1, 2.7325% 10/25/33 (g)	40,000	40,332
Class M2, 3.8325% 10/25/33 (g)	45,000	45,775
Series 2004-3:
Class M2, 3.1325% 8/25/34 (g)	120,000	119,994
Class M3, 3.3825% 8/25/34 (g)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (e)	7,288	7,307
Series 2003-2N Class A, 8% 9/27/33 (e)	6,178	6,209
Series 2003-5N Class A, 7.5% 1/27/34 (e)	7,591	7,629
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.7825% 7/25/33 (g)	45,000	46,168
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.26% 10/15/10 (g)	80,000	80,437
Series 2003-B3 Class B3, 2.245% 1/18/11 (g)	285,000	285,769
Series 2003-B5 Class B5, 2.24% 2/15/11 (g)	240,000	241,703
Asset-Backed Securities - continued
	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.4325% 7/25/34 (g)	$100,000	$99,995
Class M2, 2.4825% 7/25/34 (g)	25,000	24,999
Class M3, 2.8825% 7/25/34 (g)	50,000	49,998
Class M4, 3.0325% 7/25/34 (g)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.0325% 12/27/32 (g)	90,000	91,365
Series 2003-HE1 Class M2, 3.8325% 5/25/33 (g)	55,000	55,820
Series 2003-NC8 Class M1, 2.6325% 9/25/33 (g)	35,000	35,119
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.9325% 1/25/32 (g)	40,000	40,529
Series 2002-NC1 Class M1, 2.7325% 2/25/32 (e)(g)	170,000	171,397
Series 2002-NC3 Class M1, 2.6525% 8/25/32 (g)	75,000	75,591
Series 2003-NC2 Class M2, 3.9325% 2/25/33 (g)	40,000	40,898
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	175,630
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.3625% 1/25/33 (g)	28,439	28,487
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.3825% 6/25/34 (g)	75,000	75,067
Class M4, 2.9075% 6/25/34 (g)	125,000	124,104
Sears Credit Account Master Trust II Series 2002-4 Class A, 2% 8/18/09 (g)	100,000	100,090
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (g)	260,000	262,925
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	365,000	367,984
TOTAL ASSET-BACKED SECURITIES (Cost $11,038,031)		11,085,883
Collateralized Mortgage Obligations - 4.4%

Private Sponsor - 4.3%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3946% 12/25/33 (g)	262,177	262,837
Class 2A1, 4.2114% 12/25/33 (g)	366,519	365,117
Series 2003-L Class 2A1, 4.0319% 1/25/34 (g)	2,131,177	2,119,345
Series 2004-1 Class 2A2, 4.7497% 10/25/34 (g)	703,401	710,435
Series 2004-B:
Class 1A1, 3.4413% 3/25/34 (g)	904,573	904,208
Class 2A2, 4.1529% 3/25/34 (g)	239,093	238,982
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 3.4176% 4/25/34 (g)	$514,381	$513,838
Series 2004-D:
Class 1A1, 3.597% 5/25/34 (g)	580,403	581,129
Class 2A2, 4.2257% 5/25/34 (g)	668,556	667,745
Series 2004-G Class 2A7, 4.661% 8/25/34 (g)	766,801	773,037
Series 2004-H Class 2A1, 4.5448% 9/25/34 (g)	724,965	728,452
Series 2004-J:
Class 1A2, 4.3462% 11/25/34 (g)	250,000	253,125
Class 2A1, 4.8243% 11/25/34 (g)	1,005,000	1,017,248
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.3025% 4/25/34 (g)	221,870	222,290
Series 2004-AR6 Class 9A2, 2.3025% 10/25/34 (g)	335,328	335,654
Granite Mortgages PLC floater Series 2004-2 Class 1C, 2.61% 6/20/44 (g)	235,000	235,422
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	91,829	96,166
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.327% 5/25/17 (g)	594,996	618,509
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2587% 8/25/17 (g)	507,070	527,670
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	1,830,299	27,414
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,580,319	40,150
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	2,073,092	32,531
Merrill Lynch Trust XXIX Series 29 Class A, 0% 5/1/13	42,615	38,934
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	794,064	826,571
Series 2004-SL2 Class A1, 6.5% 10/25/16	102,799	106,251
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 3.3081% 6/10/35 (e)(g)	44,009	44,804
Class B4, 3.5081% 6/10/35 (e)(g)	39,119	39,819
Class B5, 4.1081% 6/10/35 (e)(g)	29,339	29,953
Class B6, 4.6081% 6/10/35 (e)(g)	14,670	14,970
Series 2004-B:
Class B4, 2.9581% 2/10/36 (e)(g)	99,412	99,412
Class B5, 3.4081% 2/10/36 (e)(g)	99,412	99,412
Class B6, 3.8581% 2/10/36 (e)(g)	99,412	99,412
Series 2004-C:
Class B4, 2.79% 9/10/36 (g)	99,890	99,890
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B5, 3.19% 9/10/36 (g)	$99,890	$99,890
Class B6, 3.6081% 9/10/36 (g)	99,890	99,890
Resix Finance Ltd. floater:
Series 2004-A Class B8, 6.8581% 2/10/36 (e)(g)	825,325	825,320
Series 2004-B Class B8, 6.6081% 2/10/36 (e)(g)	198,825	198,825
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	4,889,442	50,041
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	81,741	84,498
Series 2004-RA2 Class 2A, 7% 7/25/33	202,402	210,118
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.457% 9/25/34 (g)	711,880	710,652
TOTAL PRIVATE SPONSOR		15,049,966
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	2,894	2,898
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	4,483	4,497
Freddie Mac Multi-class participation certificates guaranteed:
sequential pay Series 2750 Class ZT, 5% 2/15/34	377,346	340,313
Series 2749 Class MZ, 5% 2/15/24	11,129	11,121
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8703% 10/16/23 (g)	25,000	26,939
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	4,739,127	101,759
TOTAL U.S. GOVERNMENT AGENCY		487,527
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,513,192)		15,537,493
Commercial Mortgage Securities - 2.4%
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 2.34% 11/15/15 (e)(g)	$50,000	$50,251
Class D, 2.42% 11/15/15 (e)(g)	80,000	80,484
Class F, 2.77% 11/15/15 (e)(g)	60,000	60,481
Class H, 3.27% 11/15/15 (e)(g)	50,000	50,339
Class J, 3.82% 11/15/15 (e)(g)	55,000	55,789
Class K, 4.47% 11/15/15 (e)(g)	50,000	50,540
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 2.2925% 4/25/34 (e)(g)	381,308	380,086
Series 2004-2 Class A, 2.3625% 8/25/34 (e)(g)	392,988	393,372
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	4,088,629	274,756
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.1475% 4/14/15 (e)(g)	206,698	206,685
Series 2004-ESA Class A2, 2.2075% 5/14/16 (e)(g)	350,000	350,154
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	185,865
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	335,680
Class C, 4.937% 5/14/16 (e)	205,000	211,894
Class D, 4.986% 5/14/16 (e)	75,000	77,489
Class E, 5.064% 5/14/16 (e)	230,000	237,335
Class F, 5.182% 5/14/16 (e)	55,000	56,750
COMM floater Series 2002-FL7:
Class A2, 2.22% 11/15/14 (e)(g)	34,016	34,018
Class D, 2.44% 11/15/14 (e)(g)	125,000	125,213
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.2581% 9/15/14 (e)(g)	105,000	105,066
Class D, 2.4981% 9/15/14 (e)(g)	30,000	30,019
Class E, 2.5581% 9/15/14 (e)(g)	45,000	45,028
Class F, 2.6581% 9/15/14 (e)(g)	35,000	35,022
Class G, 2.8381% 9/15/14 (e)(g)	80,000	80,050
Class H, 2.9381% 9/15/14 (e)(g)	85,000	85,053
Class J, 3.4581% 9/15/14 (e)(g)	30,000	30,019
Class K, 3.8581% 9/15/14 (e)(g)	45,000	45,028
Class L, 4.0581% 9/15/14 (e)(g)	35,000	35,022
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	$132,184	$134,144
Series 2003-TFLA Class G, 2.4433% 4/15/13 (e)(g)	105,000	101,548
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	743,602	800,505
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	59,438
Series 2003-36 Class C, 4.254% 2/16/31	55,000	55,095
Series 2003-47 Class C, 4.227% 10/16/27	105,000	104,924
Series 2003-59 Class D, 3.654% 10/16/27	115,000	110,319
Series 2003-47 Class XA, 0.237% 6/16/43 (g)(i)	6,615,391	356,351
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	315,000	351,008
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	65,242
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	125,747
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	184,906
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	389,570	420,513
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,764
Class C4, 6.893% 5/15/16 (e)	500,000	570,526
Class E3, 7.253% 3/15/13 (e)	235,000	252,260
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	796,743
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,316,304)		8,223,521
Foreign Government and Government Agency Obligations - 2.4%

Argentine Republic 1.98% 8/3/12 (g)	115,000	87,336
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	103,550
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	707,473	702,167
par Z-L 6% 4/15/24	265,000	237,175
11% 8/17/40	430,000	485,040
12% 4/15/10	55,000	65,450
12.25% 3/6/30	70,000	86,310
12.75% 1/15/20	45,000	56,925
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Central Bank of Nigeria promissory note 5.092% 1/5/10	$73,305	$68,909
Chilean Republic:
5.625% 7/23/07	100,000	105,500
7.125% 1/11/12	1,250,000	1,442,188
City of Kiev 8.75% 8/8/08	200,000	209,750
Colombian Republic:
10.75% 1/15/13	160,000	185,800
11.75% 2/25/20	95,000	116,731
Dominican Republic:
Brady 2.75% 8/30/09 (g)	129,166	98,166
9.04% 1/23/13 (e)	25,000	20,250
9.5% 9/27/06 (Reg. S)	15,000	13,163
Ecuador Republic:
12% 11/15/12 (Reg. S)	180,000	180,450
euro par 4.75% 2/28/25 (d)	5,000	3,175
Jamaican Government 10.625% 6/20/17	10,000	9,888
Lebanese Republic:
10.125% 8/6/08	55,000	61,397
10.25% 10/6/09 (Reg. S)	15,000	17,100
Panamanian Republic:
9.625% 2/8/11	25,000	28,438
10.75% 5/15/20	60,000	71,700
Peruvian Republic 9.125% 2/21/12	85,000	95,306
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	44,100
8.375% 2/15/11	345,000	344,138
9.875% 1/15/19	145,000	145,906
Russian Federation:
5% 3/31/30 (Reg. S) (d)	1,032,000	1,033,290
8.25% 3/31/10 (Reg. S)	125,000	138,438
euro 10% 6/26/07	75,000	85,875
State of Israel 4.625% 6/15/13	20,000	19,388
Turkish Republic:
10.5% 1/13/08	50,000	56,875
11% 1/14/13	180,000	221,850
11.75% 6/15/10	255,000	316,200
United Mexican States:
4.625% 10/8/08	160,000	162,720
7.5% 1/14/12	100,000	113,600
Uruguay Republic 7.25% 2/15/11	85,000	80,538
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (g)	$250,000	$222,500
8.5% 10/8/14	40,000	40,700
9.25% 9/15/27	80,000	81,800
10.75% 9/19/13	145,000	168,563
13.625% 8/15/18	65,000	85,800
euro Brady par W-B 6.75% 3/31/20	250,000	246,250
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	63,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,601,482)		8,223,395
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	20	1,200
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	45,315
TOTAL COMMON STOCKS (Cost $36,503)		46,515
Sovereign Loan Participations - 0.0%
	Principal Amount
Indonesian Republic loan participation:
- Credit Suisse First Boston 2.875% 3/28/13 (g)	$121,371	107,413
- Deutsche Bank:
0% 3/21/05 (g)	15,000	14,813
2.875% 3/28/13 (g)	14,286	12,643
- Salomon Brothers 0% 3/21/05 (g)	15,000	14,813
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $145,445)		149,682
Fixed-Income Funds - 9.7%
	Shares	Value
Fidelity Ultra-Short Central Fund (h) (Cost $33,999,988)	341,900	$34,022,469
Cash Equivalents - 12.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at 1.87%, dated 10/29/04 due 11/1/04 (j) (Cost $43,026,000)	$43,032,699	43,026,000
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $386,568,513)		392,272,279
NET OTHER ASSETS - (12.1)%		(42,266,166)
NET ASSETS - 100%		$350,006,113
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$400,000	$511
TOTAL CREDIT DEFAULT SWAP		400,000	511
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	8,000,000	36,635
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	$5,000,000	$8,541
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	42,271
TOTAL INTEREST RATE SWAP		14,135,000	87,447
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	1,000,000	10,093
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	500,000	3,717
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	600,000	3,807
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	1,000,000	(390)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,000,000	14,309
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	2,000,000	89,376
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	$2,000,000	$0
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	0
TOTAL TOTAL RETURN SWAP		8,700,000	20,912
		$23,235,000	$208,870
Legend
(a)Non-income producing
(b)Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,053,502 or 6.9% of net assets.

(f)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(i)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$43,026,000 due 11/1/04 at 1.87%
Banc of America Securities LLC.	$15,803,192
Bank of America, National Association	4,242,468
Bear Stearns & Co. Inc.	2,015,172
Countrywide Securities Corporation	954,555
Credit Suisse First Boston LLC	1,060,617
Goldman, Sachs & Co.	4,242,468
Greenwich Capital Markets, Inc.	2,121,234
J.P. Morgan Securities, Inc.	2,121,234
Morgan Stanley & Co. Incorporated.	3,181,851
Societe Generale, New York Branch	530,308
UBS Securities LLC	5,268,038
WestLB AG	1,484,863
$43,026,000
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $386,913,902. Net unrealized appreciation aggregated $5,358,377, of which $6,348,192 related to appreciated investment securities and $989,815 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004